UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Equity-Income Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Johnson & Johnson	3.1
JPMorgan Chase & Co.	3.1
The Walt Disney Co.	2.4
Bank of America Corp.	2.2
Walmart, Inc.	2.2
Microsoft Corp.	1.9
McDonald's Corp.	1.8
Cisco Systems, Inc.	1.8
NextEra Energy, Inc.	1.8
Apple, Inc.	1.7
22.0

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Health Care	16.3
Financials	15.7
Information Technology	12.3
Industrials	10.6
Consumer Discretionary	9.3

Asset Allocation (% of fund's net assets)

As of July 31, 2020 *
Stocks	96.8%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 14.8%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,208,489	$35,747
Verizon Communications, Inc.	765,760	44,016
		79,763
Entertainment - 2.9%
Activision Blizzard, Inc.	319,300	26,384
The Walt Disney Co.	1,116,400	130,552
		156,936
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	31,600	47,019
Media - 1.7%
Comcast Corp. Class A	1,929,588	82,586
Interpublic Group of Companies, Inc.	614,400	11,090
		93,676
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc.	604,540	64,916

TOTAL COMMUNICATION SERVICES		442,310

CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 3.3%
Dunkin' Brands Group, Inc.	293,900	20,200
McDonald's Corp.	511,500	99,374
Restaurant Brands International, Inc.	330,200	18,649
Starbucks Corp.	528,000	40,408
		178,631
Household Durables - 0.4%
Lennar Corp. Class A	287,700	20,815
Multiline Retail - 1.5%
Dollar General Corp.	269,600	51,332
Dollar Tree, Inc. (a)	320,500	29,919
		81,251
Specialty Retail - 4.0%
Burlington Stores, Inc. (a)	129,700	24,384
Lowe's Companies, Inc.	237,900	35,426
Ross Stores, Inc.	179,800	16,123
The Home Depot, Inc.	235,300	62,470
Tiffany & Co., Inc.	147,700	18,516
TJX Companies, Inc.	1,102,800	57,335
		214,254
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	78,200	5,931

TOTAL CONSUMER DISCRETIONARY		500,882

CONSUMER STAPLES - 9.3%
Beverages - 1.6%
Diageo PLC	369,600	13,524
Keurig Dr. Pepper, Inc. (b)	567,500	17,360
Monster Beverage Corp. (a)	124,000	9,732
The Coca-Cola Co.	962,600	45,473
		86,089
Food & Staples Retailing - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	407,100	14,148
BJ's Wholesale Club Holdings, Inc. (a)	522,924	20,943
Costco Wholesale Corp.	60,600	19,727
Kroger Co.	1,041,800	36,244
Sysco Corp.	372,100	19,665
Walmart, Inc.	901,991	116,718
		227,445
Food Products - 1.8%
Hilton Food Group PLC	1,674,536	24,155
Mondelez International, Inc.	739,600	41,040
Nestle SA (Reg. S)	252,019	29,971
		95,166
Household Products - 1.4%
Procter & Gamble Co.	564,800	74,057
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	72,500	14,322

TOTAL CONSUMER STAPLES		497,079

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC	4,617,000	16,721
Chevron Corp.	1,008,672	84,668
ConocoPhillips Co.	1,005,372	37,591
Enterprise Products Partners LP	1,588,600	27,959
Exxon Mobil Corp.	638,600	26,872
Imperial Oil Ltd.	1,054,700	16,496
Phillips 66 Co.	327,700	20,324
Suncor Energy, Inc.	964,000	15,164
Valero Energy Corp.	419,400	23,583
		269,378
FINANCIALS - 15.7%
Banks - 9.0%
Bank of America Corp.	4,799,400	119,409
Citigroup, Inc.	1,737,600	86,897
JPMorgan Chase & Co.	1,727,482	166,944
M&T Bank Corp.	293,200	31,065
Wells Fargo & Co.	3,241,550	78,640
		482,955
Capital Markets - 2.2%
BlackRock, Inc. Class A	72,500	41,688
KKR & Co. LP (b)	943,665	33,377
Raymond James Financial, Inc.	304,900	21,184
The Blackstone Group LP	451,432	24,052
		120,301
Consumer Finance - 1.1%
Capital One Financial Corp.	935,900	59,710
Insurance - 3.4%
Chubb Ltd.	557,400	70,924
Marsh & McLennan Companies, Inc.	402,700	46,955
The Travelers Companies, Inc.	557,800	63,823
		181,702

TOTAL FINANCIALS		844,668

HEALTH CARE - 16.3%
Biotechnology - 2.2%
AbbVie, Inc.	222,200	21,089
Amgen, Inc.	344,800	84,362
CSL Ltd.	63,668	12,286
		117,737
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	206,200	58,012
Danaher Corp.	442,800	90,243
		148,255
Health Care Providers & Services - 1.8%
Cigna Corp.	232,300	40,116
UnitedHealth Group, Inc.	183,900	55,681
		95,797
Pharmaceuticals - 9.5%
AstraZeneca PLC (United Kingdom)	613,555	67,785
Bristol-Myers Squibb Co.	1,381,400	81,033
Eli Lilly & Co.	478,100	71,854
Johnson & Johnson	1,165,148	169,830
Roche Holding AG (participation certificate)	180,980	62,684
Royalty Pharma PLC	90,600	3,900
Sanofi SA	526,619	55,293
		512,379

TOTAL HEALTH CARE		874,168

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.8%
General Dynamics Corp.	265,800	39,003
Northrop Grumman Corp.	176,200	57,267
		96,270
Air Freight & Logistics - 0.9%
DSV A/S	108,600	14,894
United Parcel Service, Inc. Class B	241,200	34,434
		49,328
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	175,945	17,983
Electrical Equipment - 0.9%
AMETEK, Inc.	531,300	49,544
Industrial Conglomerates - 2.3%
General Electric Co.	7,194,655	43,672
Roper Technologies, Inc.	163,100	70,533
Siemens AG	67,400	8,589
		122,794
Machinery - 1.5%
Fortive Corp.	357,100	25,065
ITT, Inc.	258,800	14,941
Snap-On, Inc.	78,400	11,436
Stanley Black & Decker, Inc.	186,700	28,625
		80,067
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	11,300	14,548
Professional Services - 1.0%
Clarivate Analytics PLC (a)	583,200	16,125
Equifax, Inc.	118,700	19,296
IHS Markit Ltd.	239,200	19,311
		54,732
Road & Rail - 0.9%
Norfolk Southern Corp.	244,900	47,072
Trading Companies & Distributors - 0.7%
Watsco, Inc.	164,400	38,810

TOTAL INDUSTRIALS		571,148

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,050,186	96,564
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	163,632	14,575
IT Services - 3.1%
Amdocs Ltd.	484,300	30,075
Black Knight, Inc. (a)	69,000	5,169
Fidelity National Information Services, Inc.	604,900	88,503
Genpact Ltd.	399,700	15,916
Visa, Inc. Class A	150,700	28,693
		168,356
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	356,280	41,874
Qualcomm, Inc.	437,100	46,162
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	454,100	35,824
		123,860
Software - 2.6%
Microsoft Corp.	506,916	103,923
Open Text Corp.	425,900	19,170
SAP SE	94,900	14,980
		138,073
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	212,900	90,491
Samsung Electronics Co. Ltd.	596,630	28,887
		119,378

TOTAL INFORMATION TECHNOLOGY		660,806

MATERIALS - 2.4%
Chemicals - 1.4%
Linde PLC	303,500	74,391
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	457,100	32,719
WestRock Co.	781,300	20,986
		53,705

TOTAL MATERIALS		128,096

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	204,200	53,376
Public Storage	143,600	28,703
		82,079
UTILITIES - 6.2%
Electric Utilities - 3.7%
Exelon Corp.	1,836,100	70,892
NextEra Energy, Inc.	337,300	94,680
NRG Energy, Inc.	771,500	26,084
PG&E Corp. (a)	754,200	7,052
		198,708
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	1,563,100	29,167
Multi-Utilities - 2.0%
Ameren Corp.	656,100	52,645
CenterPoint Energy, Inc.	1,178,900	22,411
WEC Energy Group, Inc.	326,400	31,093
		106,149

TOTAL UTILITIES		334,024

TOTAL COMMON STOCKS
(Cost $4,111,601)		5,204,638

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $22,679)	22,678,929	10,387

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.14% (f)	57,405,254	57,422
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	32,695,534	32,699
TOTAL MONEY MARKET FUNDS
(Cost $90,116)		90,121
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $4,224,396)		5,305,146
NET OTHER ASSETS (LIABILITIES) - 1.3%		72,071
NET ASSETS - 100%		$5,377,217

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,387,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$436
Fidelity Securities Lending Cash Central Fund	56
Total	$492

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$442,310	$442,310	$--	$--
Consumer Discretionary	500,882	500,882	--	--
Consumer Staples	497,079	453,584	43,495	--
Energy	269,378	252,657	16,721	--
Financials	844,668	844,668	--	--
Health Care	874,168	688,406	185,762	--
Industrials	571,148	548,011	23,137	--
Information Technology	660,806	645,826	14,980	--
Materials	128,096	128,096	--	--
Real Estate	82,079	82,079	--	--
Utilities	334,024	334,024	--	--
Other	10,387	--	--	10,387
Money Market Funds	90,121	90,121	--	--
Total Investments in Securities:	$5,305,146	$5,010,664	$284,095	$10,387

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
Switzerland	3.4%
United Kingdom	2.3%
Canada	1.8%
Ireland	1.4%
France	1.0%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,875) — See accompanying schedule: Unaffiliated issuers (cost $4,134,280)	$5,215,025
Fidelity Central Funds (cost $90,116)	90,121
Total Investment in Securities (cost $4,224,396)		$5,305,146
Restricted cash		759
Receivable for investments sold		100,593
Receivable for fund shares sold		1,192
Dividends receivable		7,776
Distributions receivable from Fidelity Central Funds		19
Prepaid expenses		1
Other receivables		1,242
Total assets		5,416,728
Liabilities
Payable for fund shares redeemed	$3,150
Accrued management fee	1,914
Other affiliated payables	664
Other payables and accrued expenses	1,084
Collateral on securities loaned	32,699
Total liabilities		39,511
Net Assets		$5,377,217
Net Assets consist of:
Paid in capital		$4,237,165
Total accumulated earnings (loss)		1,140,052
Net Assets		$5,377,217
Net Asset Value and Maximum Offering Price
Equity-Income:
Net Asset Value, offering price and redemption price per share ($4,732,095 ÷ 86,472 shares)		$54.72
Class K:
Net Asset Value, offering price and redemption price per share ($645,122 ÷ 11,798 shares)		$54.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$70,950
Income from Fidelity Central Funds (including $56 from security lending)		492
Total income		71,442
Expenses
Management fee	$11,462
Transfer agent fees	3,424
Accounting fees	547
Custodian fees and expenses	47
Independent trustees' fees and expenses	18
Registration fees	59
Audit	59
Legal	11
Miscellaneous	65
Total expenses before reductions	15,692
Expense reductions	(220)
Total expenses after reductions		15,472
Net investment income (loss)		55,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,873
Fidelity Central Funds	6
Foreign currency transactions	(561)
Total net realized gain (loss)		71,318
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(552,734)
Fidelity Central Funds	5
Assets and liabilities in foreign currencies	109
Total change in net unrealized appreciation (depreciation)		(552,620)
Net gain (loss)		(481,302)
Net increase (decrease) in net assets resulting from operations		$(425,332)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,970	$126,303
Net realized gain (loss)	71,318	338,662
Change in net unrealized appreciation (depreciation)	(552,620)	479,728
Net increase (decrease) in net assets resulting from operations	(425,332)	944,693
Distributions to shareholders	(67,994)	(445,556)
Share transactions - net increase (decrease)	(295,605)	(156,322)
Total increase (decrease) in net assets	(788,931)	342,815
Net Assets
Beginning of period	6,166,148	5,823,333
End of period	$5,377,217	$6,166,148

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$59.36	$54.70	$63.45	$57.76	$48.57	$57.26
Income from Investment Operations
Net investment income (loss)A	.55	1.19	1.44	1.30	1.22	1.43
Net realized and unrealized gain (loss)	(4.51)	7.81	(5.22)	8.52	10.43	(3.91)B
Total from investment operations	(3.96)	9.00	(3.78)	9.82	11.65	(2.48)
Distributions from net investment income	(.52)	(1.10)	(1.39)	(1.20)C	(1.36)	(1.71)C
Distributions from net realized gain	(.15)	(3.24)	(3.58)	(2.93)C	(1.10)	(4.51)C
Total distributions	(.68)D	(4.34)	(4.97)	(4.13)	(2.46)	(6.21)E
Net asset value, end of period	$54.72	$59.36	$54.70	$63.45	$57.76	$48.57
Total ReturnF,G	(6.57)%	16.69%	(5.91)%	17.57%	24.42%	(4.89)%B
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.60%	.61%	.61%	.63%	.64%
Expenses net of fee waivers, if any	.60%J	.60%	.61%	.61%	.63%	.64%
Expenses net of all reductions	.60%J	.60%	.60%	.61%	.62%	.63%
Net investment income (loss)	2.10%J	2.04%	2.50%	2.18%	2.27%	2.55%
Supplemental Data
Net assets, end of period (in millions)	$4,732	$5,378	$5,016	$5,921	$6,686	$5,752
Portfolio turnover rateK	74%J	32%L	24%L	33%	36%	46%L

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.68 per share is comprised of distributions from net investment income of $.524 and distributions from net realized gain of $.152 per share.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$54.67	$63.41	$57.73	$48.55	$57.25
Income from Investment Operations
Net investment income (loss)A	.58	1.24	1.51	1.36	1.28	1.50
Net realized and unrealized gain (loss)	(4.51)	7.80	(5.22)	8.51	10.42	(3.92)B
Total from investment operations	(3.93)	9.04	(3.71)	9.87	11.70	(2.42)
Distributions from net investment income	(.55)	(1.16)	(1.45)	(1.26)C	(1.42)	(1.78)C
Distributions from net realized gain	(.15)	(3.24)	(3.58)	(2.93)C	(1.10)	(4.51)C
Total distributions	(.70)	(4.40)	(5.03)	(4.19)	(2.52)	(6.28)D
Net asset value, end of period	$54.68	$59.31	$54.67	$63.41	$57.73	$48.55
Total ReturnE,F	(6.51)%	16.77%	(5.81)%	17.68%	24.56%	(4.78)%B
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.50%I	.50%	.50%	.51%	.51%	.51%
Net investment income (loss)	2.20%I	2.13%	2.60%	2.28%	2.39%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$645	$788	$807	$1,623	$1,791	$1,646
Portfolio turnover rateJ	74%I	32%K	24%K	33%	36%	46%K

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $997 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, market discount, contingent interest, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,327,379
Gross unrealized depreciation	(295,028)
Net unrealized appreciation (depreciation)	$1,032,351
Tax cost	$4,272,795

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $11,146 in this Subsidiary, representing .21% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	1,908,607	2,347,076

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Equity-Income Fund were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Equity-Income Fund in-kind transactions, please refer to the Fidelity Equity-Income Fund prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$3,284.14
Class K	140.04
	$3,424

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity-Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income Fund	$64

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Equity-Income Fund were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Equity-Income Fund in-kind transactions, please refer to the Fidelity Equity-Income Fund prior annual shareholder report.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Equity-Income Fund	$7

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $207 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expense as noted in the table below.

Expense reduction
Equity-Income	$–(a)

 (a) Amount less than five-hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2020	Year ended January 31, 2020
Distributions to shareholders
Equity-Income	$59,425	$384,187
Class K	8,570	61,369
Total	$67,994	$445,556

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2020	Year ended January 31, 2020	Six months ended July 31, 2020	Year ended January 31, 2020
Equity-Income
Shares sold	2,569	3,785	$132,859	$221,414
Reinvestment of distributions	1,108	6,120	55,504	359,151
Shares redeemed	(7,810)	(11,001)	(401,514)	(643,179)
Net increase (decrease)	(4,133)	(1,096)	$(213,151)	$(62,614)
Class K
Shares sold	977	6,683	$51,554	$382,177
Reinvestment of distributions	172	1,048	8,570	61,369
Shares redeemed	(2,641)	(9,205)(a),(b)	(142,578)	(537,254)(a),(b)
Net increase (decrease)	(1,492)	(1,474)	$(82,454)	$(93,708)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details)

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Equity-Income Fund
Equity-Income	.60%
Actual		$1,000.00	$934.30	$2.89
Hypothetical-C		$1,000.00	$1,021.88	$3.02
Class K	.51%
Actual		$1,000.00	$934.90	$2.45
Hypothetical-C		$1,000.00	$1,022.33	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	2,178,390,909.147	71.113
Against	474,103,439.581	15.477
Abstain	299,421,153.908	9.775
Broker Non-Vote	111,367,556.580	3.636
TOTAL	3,063,283,059.215	100.000

PROPOSAL 5

For the fund, a shareholder proposal requesting that the Board of Trustees institute procedures to avoid holding investments in companies that, in management's judgement, substantially contribute to genocide or crimes against humanity.

	# of Votes	% of Votes
Affirmative	871,058,302.497	28.435
Against	1,831,775,305.446	59.798
Abstain	243,613,306.263	7.953
Broker Non-Vote	116,836,145.009	3.814
TOTAL	3,063,283,059.215	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 5 was not approved by shareholders.

EQU-SANN-0920
1.536123.123

Fidelity® Equity-Income K6 Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Johnson & Johnson	3.2
JPMorgan Chase & Co.	3.1
The Walt Disney Co.	2.5
Bank of America Corp.	2.2
Walmart, Inc.	2.2
Microsoft Corp.	1.9
McDonald's Corp.	1.9
Cisco Systems, Inc.	1.8
NextEra Energy, Inc.	1.8
Apple, Inc.	1.7
22.3

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Health Care	16.4
Financials	15.7
Information Technology	12.4
Industrials	10.6
Consumer Discretionary	9.4

Asset Allocation (% of fund's net assets)

As of July 31, 2020 *
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 14.6%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	12,056	$356,616
Verizon Communications, Inc.	7,722	443,861
		800,477
Entertainment - 3.0%
Activision Blizzard, Inc.	3,300	272,679
The Walt Disney Co.	11,231	1,313,353
		1,586,032
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	300	446,385
Media - 1.7%
Comcast Corp. Class A	19,238	823,386
Interpublic Group of Companies, Inc.	6,446	116,350
		939,736
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc.	6,079	652,763

TOTAL COMMUNICATION SERVICES		4,425,393

CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 3.4%
Dunkin' Brands Group, Inc.	3,000	206,190
McDonald's Corp.	5,176	1,005,593
Restaurant Brands International, Inc.	3,400	192,027
Starbucks Corp.	5,300	405,609
		1,809,419
Household Durables - 0.4%
Lennar Corp. Class A	2,800	202,580
Multiline Retail - 1.5%
Dollar General Corp.	2,740	521,696
Dollar Tree, Inc. (a)	3,301	308,148
		829,844
Specialty Retail - 4.0%
Burlington Stores, Inc. (a)	1,259	236,692
Lowe's Companies, Inc.	2,389	355,746
Ross Stores, Inc.	1,900	170,373
The Home Depot, Inc.	2,378	631,335
Tiffany & Co., Inc.	1,500	188,040
TJX Companies, Inc.	11,051	574,541
		2,156,727
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	800	60,672

TOTAL CONSUMER DISCRETIONARY		5,059,242

CONSUMER STAPLES - 9.1%
Beverages - 1.6%
Diageo PLC	3,688	134,946
Keurig Dr. Pepper, Inc.	5,800	177,422
Monster Beverage Corp. (a)	1,300	102,024
The Coca-Cola Co.	9,600	453,504
		867,896
Food & Staples Retailing - 4.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,184	145,407
BJ's Wholesale Club Holdings, Inc. (a)	5,275	211,264
Costco Wholesale Corp.	600	195,318
Kroger Co.	10,322	359,102
Sysco Corp.	3,800	200,830
Walmart, Inc.	9,037	1,169,388
		2,281,309
Food Products - 1.6%
Hilton Food Group PLC	12,500	180,315
Mondelez International, Inc.	7,410	411,181
Nestle SA (Reg. S)	2,491	296,234
		887,730
Household Products - 1.4%
Procter & Gamble Co.	5,700	747,384
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	700	138,278

TOTAL CONSUMER STAPLES		4,922,597

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
BP PLC	47,411	171,699
Chevron Corp.	10,148	851,823
ConocoPhillips Co.	10,100	377,639
Enterprise Products Partners LP	15,793	277,957
Exxon Mobil Corp.	6,469	272,216
Imperial Oil Ltd.	10,766	168,388
Phillips 66 Co.	3,391	210,310
Suncor Energy, Inc.	9,329	146,748
Valero Energy Corp.	4,288	241,114
		2,717,894
FINANCIALS - 15.7%
Banks - 9.0%
Bank of America Corp.	48,094	1,196,579
Citigroup, Inc.	17,336	866,973
JPMorgan Chase & Co.	17,340	1,675,738
M&T Bank Corp.	3,030	321,029
Wells Fargo & Co.	32,384	785,636
		4,845,955
Capital Markets - 2.2%
BlackRock, Inc. Class A	700	402,507
KKR & Co. LP	9,584	338,986
Raymond James Financial, Inc.	3,127	217,264
The Blackstone Group LP	4,479	238,641
		1,197,398
Consumer Finance - 1.1%
Capital One Financial Corp.	9,308	593,850
Insurance - 3.4%
Chubb Ltd.	5,619	714,962
Marsh & McLennan Companies, Inc.	3,995	465,817
The Travelers Companies, Inc.	5,635	644,757
		1,825,536

TOTAL FINANCIALS		8,462,739

HEALTH CARE - 16.4%
Biotechnology - 2.2%
AbbVie, Inc.	2,324	220,571
Amgen, Inc.	3,483	852,186
CSL Ltd.	655	126,397
		1,199,154
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	2,135	600,661
Danaher Corp.	4,394	895,497
		1,496,158
Health Care Providers & Services - 1.8%
Cigna Corp.	2,378	410,657
UnitedHealth Group, Inc.	1,864	564,382
		975,039
Pharmaceuticals - 9.6%
AstraZeneca PLC (United Kingdom)	6,126	676,799
Bristol-Myers Squibb Co.	13,823	810,857
Eli Lilly & Co.	4,784	718,987
Johnson & Johnson	11,643	1,697,087
Roche Holding AG (participation certificate)	1,835	635,564
Royalty Pharma PLC	900	38,745
Sanofi SA	5,303	556,799
		5,134,838

TOTAL HEALTH CARE		8,805,189

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,713	398,106
Northrop Grumman Corp.	1,810	588,268
		986,374
Air Freight & Logistics - 0.9%
DSV A/S	1,100	150,861
United Parcel Service, Inc. Class B	2,400	342,624
		493,485
Commercial Services & Supplies - 0.4%
Waste Connection, Inc. (Canada)	1,830	187,037
Electrical Equipment - 0.9%
AMETEK, Inc.	5,243	488,910
Industrial Conglomerates - 2.3%
General Electric Co.	72,475	439,923
Roper Technologies, Inc.	1,612	697,109
Siemens AG	700	89,205
		1,226,237
Machinery - 1.5%
Fortive Corp.	3,650	256,194
ITT, Inc.	2,500	144,325
Snap-On, Inc.	800	116,696
Stanley Black & Decker, Inc.	1,900	291,308
		808,523
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	100	128,743
Professional Services - 1.0%
Clarivate Analytics PLC (a)	5,642	156,001
Equifax, Inc.	1,220	198,323
IHS Markit Ltd.	2,300	185,679
		540,003
Road & Rail - 0.9%
Norfolk Southern Corp.	2,500	480,525
Trading Companies & Distributors - 0.7%
Watsco, Inc.	1,600	377,712

TOTAL INDUSTRIALS		5,717,549

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	20,617	971,061
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,628	145,006
IT Services - 3.2%
Amdocs Ltd.	4,944	307,022
Black Knight, Inc. (a)	700	52,444
Fidelity National Information Services, Inc.	6,050	885,176
Genpact Ltd.	4,100	163,262
Visa, Inc. Class A	1,496	284,838
		1,692,742
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	3,689	433,568
Qualcomm, Inc.	4,316	455,813
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,642	366,207
		1,255,588
Software - 2.6%
Microsoft Corp.	5,097	1,044,936
Open Text Corp.	4,401	198,093
SAP SE	1,000	157,853
		1,400,882
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	2,107	895,559
Samsung Electronics Co. Ltd.	5,920	286,629
		1,182,188

TOTAL INFORMATION TECHNOLOGY		6,647,467

MATERIALS - 2.3%
Chemicals - 1.3%
Linde PLC	3,000	735,330
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	4,500	322,110
WestRock Co.	7,700	206,822
		528,932

TOTAL MATERIALS		1,264,262

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	2,089	546,044
Public Storage	1,453	290,426
		836,470
UTILITIES - 6.3%
Electric Utilities - 3.7%
Exelon Corp.	18,568	716,910
NextEra Energy, Inc.	3,408	956,626
NRG Energy, Inc.	7,830	264,732
PG&E Corp. (a)	7,700	71,995
		2,010,263
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	15,499	289,211
Multi-Utilities - 2.0%
Ameren Corp.	6,559	526,294
CenterPoint Energy, Inc.	11,536	219,299
WEC Energy Group, Inc.	3,369	320,931
		1,066,524

TOTAL UTILITIES		3,365,998

TOTAL COMMON STOCKS
(Cost $48,862,785)		52,224,800

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.14% (b)
(Cost $543,513)	543,355	543,518
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $49,406,298)		52,768,318
NET OTHER ASSETS (LIABILITIES) - 1.9%		1,049,157
NET ASSETS - 100%		$53,817,475

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,575
Fidelity Securities Lending Cash Central Fund	7
Total	$3,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,425,393	$4,425,393	$--	$--
Consumer Discretionary	5,059,242	5,059,242	--	--
Consumer Staples	4,922,597	4,491,417	431,180	--
Energy	2,717,894	2,546,195	171,699	--
Financials	8,462,739	8,462,739	--	--
Health Care	8,805,189	6,936,027	1,869,162	--
Industrials	5,717,549	5,499,601	217,948	--
Information Technology	6,647,467	6,489,614	157,853	--
Materials	1,264,262	1,264,262	--	--
Real Estate	836,470	836,470	--	--
Utilities	3,365,998	3,365,998	--	--
Money Market Funds	543,518	543,518	--	--
Total Investments in Securities:	$52,768,318	$49,920,476	$2,847,842	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Switzerland	3.3%
United Kingdom	2.2%
Canada	2.1%
Ireland	1.3%
France	1.0%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $48,862,785)	$52,224,800
Fidelity Central Funds (cost $543,513)	543,518
Total Investment in Securities (cost $49,406,298)		$52,768,318
Receivable for investments sold		1,035,400
Receivable for fund shares sold		9,829
Dividends receivable		64,564
Distributions receivable from Fidelity Central Funds		78
Other receivables		1,023
Total assets		53,879,212
Liabilities
Payable for investments purchased	$27,418
Payable for fund shares redeemed	18,864
Accrued management fee	15,234
Other payables and accrued expenses	221
Total liabilities		61,737
Net Assets		$53,817,475
Net Assets consist of:
Paid in capital		$52,402,854
Total accumulated earnings (loss)		1,414,621
Net Assets		$53,817,475
Net Asset Value, offering price and redemption price per share ($53,817,475 ÷ 5,386,364 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$639,021
Income from Fidelity Central Funds (including $7 from security lending)		3,582
Total income		642,603
Expenses
Management fee	$82,190
Independent trustees' fees and expenses	150
Miscellaneous	900
Total expenses before reductions	83,240
Expense reductions	(2,005)
Total expenses after reductions		81,235
Net investment income (loss)		561,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,035,477)
Fidelity Central Funds	96
Foreign currency transactions	(2,159)
Total net realized gain (loss)		(2,037,540)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(576,229)
Fidelity Central Funds	5
Assets and liabilities in foreign currencies	365
Total change in net unrealized appreciation (depreciation)		(575,859)
Net gain (loss)		(2,613,399)
Net increase (decrease) in net assets resulting from operations		$(2,052,031)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	For the period June 13, 2019 (commencement of operations) to January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$561,368	$373,637
Net realized gain (loss)	(2,037,540)	60,096
Change in net unrealized appreciation (depreciation)	(575,859)	3,938,244
Net increase (decrease) in net assets resulting from operations	(2,052,031)	4,371,977
Distributions to shareholders	(572,220)	(333,105)
Share transactions
Proceeds from sales of shares	14,359,230	47,694,819
Reinvestment of distributions	572,220	333,105
Cost of shares redeemed	(7,020,783)	(3,535,737)
Net increase (decrease) in net assets resulting from share transactions	7,910,667	44,492,187
Total increase (decrease) in net assets	5,286,416	48,531,059
Net Assets
Beginning of period	48,531,059	–
End of period	$53,817,475	$48,531,059
Other Information
Shares
Sold	1,596,361	4,782,107
Issued in reinvestment of distributions	63,038	31,108
Redeemed	(753,687)	(332,563)
Net increase (decrease)	905,712	4,480,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income K6 Fund

	Six months ended (Unaudited) July 31,	Year endedJanuary 31,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.12
Net realized and unrealized gain (loss)	(.83)	.79
Total from investment operations	(.72)	.91
Distributions from net investment income	(.11)	(.08)
Distributions from net realized gain	(.01)	–C
Total distributions	(.12)	(.08)
Net asset value, end of period	$9.99	$10.83
Total ReturnD,E	(6.52)%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H,I	.34%H
Expenses net of fee waivers, if any	.34%H,I	.34%H
Expenses net of all reductions	.33%H,I	.34%H
Net investment income (loss)	2.32%H,I	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$53,817	$48,531
Portfolio turnover rateJ	106%H	21%H,K

 A For the period June 13, 2019 (commencement of operations) to January 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Proxy expenses are not annualized.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,970,191
Gross unrealized depreciation	(3,161,805)
Net unrealized appreciation (depreciation)	$2,808,386
Tax cost	$49,959,932

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	31,896,078	25,151,002

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fidelity Equity-Income K6 Fund received investments in exchange for shares of the Fidelity Equity-Income K6 Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Equity-Income K6 Fund in-kind transactions, please refer to the Fidelity Equity-Income K6 Fund prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income K6 Fund	$707

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fidelity Equity-Income K6 Fund received investments in exchange for shares of the Fidelity Equity-Income K6 Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Equity-Income K6 Fund in-kind transactions, please refer to the Fidelity Equity-Income K6 Fund prior annual shareholder report.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Equity-Income K6 Fund	$33

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,947 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $58.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Equity-Income K6 Fund	.34%
Actual		$1,000.00	$934.80	$1.64
Hypothetical-C		$1,000.00	$1,023.17	$1.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000
Proposal 1 reflects trust wide proposal and voting results.

EQU-K6-SANN-0920
1.9893875.101

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Value Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Cigna Corp.	2.7
CubeSmart	2.4
Centene Corp.	2.3
Equity Lifestyle Properties, Inc.	2.0
Equinix, Inc.	2.0
CBRE Group, Inc.	1.9
Ameriprise Financial, Inc.	1.9
CenterPoint Energy, Inc.	1.7
The AES Corp.	1.7
Edison International	1.7
20.3

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Industrials	19.6
Financials	14.5
Real Estate	10.7
Consumer Discretionary	10.2
Materials	9.1

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks and Equity Futures	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.1%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
Liberty Global PLC Class C (a)	8,372	$190,547
Media - 2.1%
Interpublic Group of Companies, Inc.	16,213	292,645
Nexstar Broadcasting Group, Inc. Class A	3,440	301,516
		594,161

TOTAL COMMUNICATION SERVICES		784,708

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.1%
BorgWarner, Inc.	8,749	320,213
Distributors - 1.0%
LKQ Corp. (a)	10,652	300,280
Diversified Consumer Services - 1.3%
Laureate Education, Inc. Class A (a)	28,178	357,297
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc. (a)	10,140	314,847
Household Durables - 1.1%
Mohawk Industries, Inc. (a)	3,884	310,137
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	6,327	349,757
Leisure Products - 1.1%
Mattel, Inc. (a)	27,547	306,047
Specialty Retail - 1.1%
Lowe's Companies, Inc.	2,077	309,286
Textiles, Apparel & Luxury Goods - 1.2%
Tapestry, Inc.	25,520	340,947

TOTAL CONSUMER DISCRETIONARY		2,908,811

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.1%
U.S. Foods Holding Corp. (a)	14,866	301,780
Food Products - 2.9%
Darling Ingredients, Inc. (a)	11,740	327,898
Nomad Foods Ltd. (a)	11,826	272,708
Post Holdings, Inc. (a)	2,610	231,611
		832,217
Household Products - 2.0%
Energizer Holdings, Inc.	4,789	240,073
Spectrum Brands Holdings, Inc.	5,867	317,757
		557,830
Tobacco - 1.0%
Altria Group, Inc.	7,118	292,906

TOTAL CONSUMER STAPLES		1,984,733

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc. (a)	8,857	438,244
Hess Corp.	7,266	357,560
Noble Energy, Inc.	23,017	229,940
Valero Energy Corp.	5,315	298,862
		1,324,606
FINANCIALS - 14.5%
Banks - 1.9%
First Citizens Bancshares, Inc.	583	248,282
M&T Bank Corp.	2,890	306,196
		554,478
Capital Markets - 3.8%
Ameriprise Financial, Inc.	3,405	523,110
Lazard Ltd. Class A	8,979	263,264
LPL Financial	3,586	283,366
		1,069,740
Consumer Finance - 4.5%
Capital One Financial Corp.	6,408	408,830
Discover Financial Services	5,833	288,325
OneMain Holdings, Inc.	11,010	315,987
SLM Corp.	40,827	276,399
		1,289,541
Insurance - 4.3%
Allstate Corp.	2,923	275,902
American International Group, Inc.	7,336	235,779
Old Republic International Corp.	17,273	277,577
The Travelers Companies, Inc.	3,744	428,388
		1,217,646

TOTAL FINANCIALS		4,131,405

HEALTH CARE - 7.3%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	4,100	420,209
Health Care Providers & Services - 5.0%
Centene Corp. (a)	9,967	650,347
Cigna Corp.	4,541	784,185
		1,434,532
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	2,047	221,588

TOTAL HEALTH CARE		2,076,329

INDUSTRIALS - 19.6%
Aerospace & Defense - 1.0%
General Dynamics Corp.	1,926	282,621
Air Freight & Logistics - 0.5%
FedEx Corp.	901	151,728
Commercial Services & Supplies - 1.0%
The Brink's Co.	6,449	286,013
Construction & Engineering - 2.3%
AECOM (a)	8,844	320,064
Willscot Mobile Mini Holdings (a)	22,604	340,416
		660,480
Electrical Equipment - 2.8%
Regal Beloit Corp.	4,357	400,713
Sensata Technologies, Inc. PLC (a)	10,470	397,651
		798,364
Machinery - 2.7%
Allison Transmission Holdings, Inc.	9,547	356,676
Stanley Black & Decker, Inc.	2,732	418,870
		775,546
Professional Services - 3.5%
ASGN, Inc. (a)	4,363	298,691
Manpower, Inc.	5,136	353,305
Nielsen Holdings PLC	23,409	337,792
		989,788
Road & Rail - 2.2%
Ryder System, Inc.	7,540	276,190
TFI International, Inc. (Canada)	7,861	341,096
		617,286
Trading Companies & Distributors - 3.6%
Beacon Roofing Supply, Inc. (a)	12,146	378,469
HD Supply Holdings, Inc. (a)	8,290	290,979
Univar, Inc. (a)	19,557	345,572
		1,015,020

TOTAL INDUSTRIALS		5,576,846

INFORMATION TECHNOLOGY - 5.9%
Electronic Equipment & Components - 0.9%
Flextronics International Ltd. (a)	22,099	253,918
IT Services - 1.9%
Capgemini SA	2,300	296,667
DXC Technology Co.	13,217	236,716
		533,383
Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	2,196	258,096
ON Semiconductor Corp. (a)	14,206	292,644
		550,740
Software - 1.2%
SS&C Technologies Holdings, Inc.	5,985	344,138

TOTAL INFORMATION TECHNOLOGY		1,682,179

MATERIALS - 9.1%
Chemicals - 5.1%
Axalta Coating Systems Ltd. (a)	12,604	279,809
DuPont de Nemours, Inc.	6,508	348,048
Olin Corp.	20,224	227,318
Tronox Holdings PLC	32,267	245,875
W.R. Grace & Co.	7,471	344,637
		1,445,687
Construction Materials - 1.9%
Eagle Materials, Inc.	3,977	319,075
Summit Materials, Inc. (a)	15,115	222,493
		541,568
Containers & Packaging - 2.1%
Crown Holdings, Inc. (a)	4,994	357,471
O-I Glass, Inc.	22,923	239,316
		596,787

TOTAL MATERIALS		2,584,042

REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 8.7%
American Tower Corp.	1,452	379,538
CubeSmart	22,702	673,568
Equinix, Inc.	712	559,262
Equity Lifestyle Properties, Inc.	8,528	582,633
Iron Mountain, Inc. (b)	10,115	285,142
		2,480,143
Real Estate Management & Development - 2.0%
CBRE Group, Inc. (a)	12,203	534,613
Cushman & Wakefield PLC (a)	2,124	22,727
		557,340

TOTAL REAL ESTATE		3,037,483

UTILITIES - 6.7%
Electric Utilities - 1.7%
Edison International	8,606	479,096
Independent Power and Renewable Electricity Producers - 3.3%
The AES Corp.	31,603	481,314
Vistra Corp.	25,117	468,683
		949,997
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	25,862	491,637

TOTAL UTILITIES		1,920,730

TOTAL COMMON STOCKS
(Cost $28,430,409)		28,011,872
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.16% 9/3/20 to 9/17/20 (c)
(Cost $89,984)	$90,000	89,991
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.14% (d)	295,274	$295,363
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	266,773	266,800
TOTAL MONEY MARKET FUNDS
(Cost $562,141)		562,163
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $29,082,534)		28,664,026
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(206,591)
NET ASSETS - 100%		$28,457,435

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Sept. 2020	$186,050	$9,090	$9,090

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $74,992.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$952
Fidelity Securities Lending Cash Central Fund	56
Total	$1008

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$784,708	$784,708	$--	$--
Consumer Discretionary	2,908,811	2,908,811	--	--
Consumer Staples	1,984,733	1,984,733	--	--
Energy	1,324,606	1,324,606	--	--
Financials	4,131,405	4,131,405	--	--
Health Care	2,076,329	2,076,329	--	--
Industrials	5,576,846	5,576,846	--	--
Information Technology	1,682,179	1,682,179	--	--
Materials	2,584,042	2,584,042	--	--
Real Estate	3,037,483	3,037,483	--	--
Utilities	1,920,730	1,920,730	--	--
U.S. Government and Government Agency Obligations	89,991	--	89,991	--
Money Market Funds	562,163	562,163	--	--
Total Investments in Securities:	$28,664,026	$28,574,035	$89,991	$--
Derivative Instruments:
Assets
Futures Contracts	$9,090	$9,090	$--	$--
Total Assets	$9,090	$9,090	$--	$--
Total Derivative Instruments:	$9,090	$9,090	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,090	$0
Total Equity Risk	9,090	0
Total Value of Derivatives	$9,090	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
United Kingdom	4.3%
Bermuda	1.9%
Canada	1.2%
France	1.1%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $259,348) — See accompanying schedule: Unaffiliated issuers (cost $28,520,393)	$28,101,863
Fidelity Central Funds (cost $562,141)	562,163
Total Investment in Securities (cost $29,082,534)		$28,664,026
Cash		47,777
Foreign currency held at value (cost $141)		149
Receivable for fund shares sold		29,127
Dividends receivable		10,706
Distributions receivable from Fidelity Central Funds		110
Total assets		28,751,895
Liabilities
Payable for fund shares redeemed	$25,556
Payable for daily variation margin on futures contracts	1,270
Other payables and accrued expenses	834
Collateral on securities loaned	266,800
Total liabilities		294,460
Net Assets		$28,457,435
Net Assets consist of:
Paid in capital		$33,163,879
Total accumulated earnings (loss)		(4,706,444)
Net Assets		$28,457,435
Net Asset Value, offering price and redemption price per share ($28,457,435 ÷ 3,061,275 shares)		$9.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$324,863
Interest		78
Income from Fidelity Central Funds (including $56 from security lending)		1,008
Total income		325,949
Expenses
Independent trustees' fees and expenses	$93
Miscellaneous	1,239
Total expenses		1,332
Net investment income (loss)		324,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,409,313)
Fidelity Central Funds	2
Foreign currency transactions	(1,366)
Futures contracts	36,129
Total net realized gain (loss)		(4,374,548)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,776,298)
Fidelity Central Funds	22
Assets and liabilities in foreign currencies	(3)
Futures contracts	11,922
Total change in net unrealized appreciation (depreciation)		(1,764,357)
Net gain (loss)		(6,138,905)
Net increase (decrease) in net assets resulting from operations		$(5,814,288)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$324,617	$223,967
Net realized gain (loss)	(4,374,548)	77,641
Change in net unrealized appreciation (depreciation)	(1,764,357)	1,454,826
Net increase (decrease) in net assets resulting from operations	(5,814,288)	1,756,434
Distributions to shareholders	(225,239)	(209,901)
Share transactions
Proceeds from sales of shares	9,335,331	36,549,568
Reinvestment of distributions	225,239	209,901
Cost of shares redeemed	(11,509,130)	(4,581,492)
Net increase (decrease) in net assets resulting from share transactions	(1,948,560)	32,177,977
Total increase (decrease) in net assets	(7,988,087)	33,724,510
Net Assets
Beginning of period	36,445,522	2,721,012
End of period	$28,457,435	$36,445,522
Other Information
Shares
Sold	1,074,035	3,433,071
Issued in reinvestment of distributions	23,660	18,893
Redeemed	(1,353,321)	(421,308)
Net increase (decrease)	(255,626)	3,030,656

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$9.51	$11.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.18	.20	.17
Net realized and unrealized gain (loss)	(1.73)	1.37	(1.18)	1.10
Total from investment operations	(1.62)	1.55	(.98)	1.27
Distributions from net investment income	–C	(.07)	(.21)	(.10)
Distributions from net realized gain	(.07)	–	(.44)	(.03)
Total distributions	(.07)	(.07)	(.65)	(.13)
Net asset value, end of period	$9.30	$10.99	$9.51	$11.14
Total ReturnD	(14.76)%	16.26%	(8.60)%	12.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G,H	- %I	- %I	- %G,I
Expenses net of fee waivers, if any	.01%G,H	- %I	- %I	- %G,I
Expenses net of all reductions	.01%G,H	- %I	- %I	- %G,I
Net investment income (loss)	2.36%G,H	1.71%	1.88%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,457	$36,446	$2,721	$2,869
Portfolio turnover rateJ	159%G	89%	218%	137%G

 A For the period March 8, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Flex Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,034,080
Gross unrealized depreciation	(3,199,126)
Net unrealized appreciation (depreciation)	$(1,165,046)
Tax cost	$29,838,162

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Value Fund	22,322,033	24,061,031

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Mid Cap Value Fund	$745

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Mid Cap Value Fund	$37

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Flex Mid Cap Value Fund	.01%
Actual		$1,000.00	$852.40	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000
Proposal 1 reflects trust wide proposal and voting results.

ZMV-SANN-0920
1.9881566.103

Fidelity® Mid Cap Value Fund

Semi-Annual Report

July 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Best Buy Co., Inc.	4.9
Reliance Steel & Aluminum Co.	4.2
CBRE Group, Inc.	4.1
Williams-Sonoma, Inc.	3.8
Jones Lang LaSalle, Inc.	2.9
Amdocs Ltd.	2.9
OGE Energy Corp.	2.9
Synchrony Financial	2.7
Lear Corp.	2.7
NRG Energy, Inc.	2.5
33.6

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Industrials	16.4
Financials	13.7
Consumer Discretionary	13.1
Real Estate	11.5
Utilities	10.3

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 4.5%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Entertainment - 1.3%
Electronic Arts, Inc. (a)	104,500	$14,799,290
Media - 2.3%
AMC Networks, Inc. Class A (a)(b)	85,600	1,977,360
Discovery Communications, Inc. Class A (a)	76,300	1,609,930
Interpublic Group of Companies, Inc.	1,241,169	22,403,100
		25,990,390

TOTAL COMMUNICATION SERVICES		40,789,680

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 4.4%
BorgWarner, Inc. (b)	461,690	16,897,854
Gentex Corp.	81,500	2,199,685
Lear Corp.	277,608	30,642,371
		49,739,910
Specialty Retail - 8.7%
Best Buy Co., Inc.	557,512	55,522,617
Williams-Sonoma, Inc. (b)	504,539	43,955,438
		99,478,055

TOTAL CONSUMER DISCRETIONARY		149,217,965

CONSUMER STAPLES - 5.4%
Beverages - 0.1%
Monster Beverage Corp. (a)	10,600	831,888
Food & Staples Retailing - 0.7%
Kroger Co.	249,100	8,666,189
Food Products - 4.6%
Ingredion, Inc.	281,993	24,392,395
The J.M. Smucker Co.	182,584	19,965,560
Tyson Foods, Inc. Class A	132,500	8,142,125
		52,500,080

TOTAL CONSUMER STAPLES		61,998,157

ENERGY - 3.2%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	743,400	11,515,266
Oil, Gas & Consumable Fuels - 2.2%
BP Midstream Partners LP	9,700	105,730
Chevron Corp.	181,561	15,240,230
CVR Energy, Inc. (b)	193,400	3,713,280
EOG Resources, Inc.	123,100	5,767,235
World Fuel Services Corp.	27,700	651,781
		25,478,256

TOTAL ENERGY		36,993,522

FINANCIALS - 13.7%
Banks - 4.2%
East West Bancorp, Inc.	659,600	22,861,736
M&T Bank Corp.	239,300	25,353,835
		48,215,571
Capital Markets - 1.3%
Federated Hermes, Inc. Class B (non-vtg.)	235,500	6,207,780
Raymond James Financial, Inc.	74,400	5,169,312
Waddell & Reed Financial, Inc. Class A (b)	244,773	3,571,238
		14,948,330
Consumer Finance - 2.7%
Synchrony Financial	1,398,446	30,947,610
Insurance - 4.7%
Allstate Corp.	27,800	2,624,042
American National Group, Inc.	4,200	309,330
Globe Life, Inc.	50,400	4,011,840
Hartford Financial Services Group, Inc.	233,900	9,898,648
MetLife, Inc.	458,780	17,364,823
Old Republic International Corp.	1,079,900	17,353,993
Unum Group	77,521	1,335,687
		52,898,363
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	459,000	3,795,930
Radian Group, Inc.	380,800	5,681,536
		9,477,466

TOTAL FINANCIALS		156,487,340

HEALTH CARE - 6.9%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	75,200	7,707,248
Amgen, Inc.	33,668	8,237,550
United Therapeutics Corp. (a)	13,600	1,515,992
		17,460,790
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	61,967	6,208,474
Laboratory Corp. of America Holdings (a)	72,193	13,927,474
National Healthcare Corp.	30,200	1,791,464
Premier, Inc. (a)	169,100	5,913,427
Universal Health Services, Inc. Class B	149,521	16,432,358
		44,273,197
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	160,413	17,364,707

TOTAL HEALTH CARE		79,098,694

INDUSTRIALS - 16.4%
Airlines - 0.1%
Copa Holdings SA Class A	15,100	625,744
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	75,600	5,783,400
Ufp Industries, Inc.	98,200	5,717,204
		11,500,604
Commercial Services & Supplies - 0.3%
Herman Miller, Inc.	43,300	1,014,519
Steelcase, Inc. Class A	214,000	2,296,220
		3,310,739
Construction & Engineering - 1.6%
EMCOR Group, Inc.	185,600	12,713,600
Valmont Industries, Inc.	43,100	5,223,720
		17,937,320
Electrical Equipment - 3.2%
Acuity Brands, Inc.	174,551	17,298,004
Encore Wire Corp. (b)	100,100	5,024,019
Hubbell, Inc. Class B	109,100	14,725,227
		37,047,250
Machinery - 4.3%
Allison Transmission Holdings, Inc.	583,800	21,810,768
Crane Co.	277,267	15,684,994
ITT, Inc.	103,600	5,980,828
Mueller Industries, Inc.	188,400	5,267,664
		48,744,254
Professional Services - 2.2%
Korn Ferry	39,700	1,115,570
Manpower, Inc.	251,126	17,274,958
Robert Half International, Inc.	137,100	6,974,277
		25,364,805
Road & Rail - 1.4%
Landstar System, Inc.	134,700	16,403,766
Trading Companies & Distributors - 2.3%
HD Supply Holdings, Inc. (a)	476,918	16,739,822
MSC Industrial Direct Co., Inc. Class A	140,100	9,248,001
		25,987,823

TOTAL INDUSTRIALS		186,922,305

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.4%
Juniper Networks, Inc.	173,300	4,398,354
Electronic Equipment & Components - 2.2%
Avnet, Inc.	169,900	4,539,728
Sanmina Corp. (a)	131,000	3,888,080
SYNNEX Corp.	138,300	17,251,542
		25,679,350
IT Services - 2.9%
Amdocs Ltd.	526,097	32,670,624
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	179,200	11,527,936
Cirrus Logic, Inc. (a)	162,000	11,101,860
		22,629,796
Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	108,000	3,272,940
Xerox Holdings Corp.	405,000	6,743,250
		10,016,190

TOTAL INFORMATION TECHNOLOGY		95,394,314

MATERIALS - 7.0%
Chemicals - 2.5%
Cabot Corp.	280,400	10,228,992
Minerals Technologies, Inc. (b)	44,800	2,100,224
NewMarket Corp.	44,700	16,754,007
		29,083,223
Metals & Mining - 4.2%
Kaiser Aluminum Corp.	4,300	266,385
Reliance Steel & Aluminum Co.	482,438	47,404,358
		47,670,743
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	92,600	3,012,278

TOTAL MATERIALS		79,766,244

REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Apple Hospitality (REIT), Inc.	2,321,236	20,473,302
CoreCivic, Inc.	231,800	2,065,338
Equity Commonwealth	189,800	5,991,986
Gaming & Leisure Properties	249,217	9,024,148
Highwoods Properties, Inc. (SBI)	214,400	8,220,096
PS Business Parks, Inc.	37,200	5,131,740
		50,906,610
Real Estate Management & Development - 7.0%
CBRE Group, Inc. (a)	1,059,556	46,419,148
Jones Lang LaSalle, Inc.	335,719	33,205,966
		79,625,114

TOTAL REAL ESTATE		130,531,724

UTILITIES - 10.3%
Electric Utilities - 6.8%
Exelon Corp.	415,284	16,034,115
NRG Energy, Inc.	850,639	28,760,105
OGE Energy Corp.	983,374	32,353,005
		77,147,225
Gas Utilities - 0.1%
National Fuel Gas Co.	27,100	1,099,447
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp.	625,400	11,669,964
Multi-Utilities - 2.4%
MDU Resources Group, Inc.	1,285,772	26,975,497

TOTAL UTILITIES		116,892,133

TOTAL COMMON STOCKS
(Cost $1,233,217,919)		1,134,092,078

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.14% (c)	6,312,517	6,314,411
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	27,824,236	27,827,019
TOTAL MONEY MARKET FUNDS
(Cost $34,141,024)		34,141,430
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,267,358,943)		1,168,233,508
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(28,346,193)
NET ASSETS - 100%		$1,139,887,315

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,932
Fidelity Securities Lending Cash Central Fund	18,520
Total	$108,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$40,789,680	$40,789,680	$--	$--
Consumer Discretionary	149,217,965	149,217,965	--	--
Consumer Staples	61,998,157	61,998,157	--	--
Energy	36,993,522	36,993,522	--	--
Financials	156,487,340	156,487,340	--	--
Health Care	79,098,694	79,098,694	--	--
Industrials	186,922,305	186,922,305	--	--
Information Technology	95,394,314	95,394,314	--	--
Materials	79,766,244	79,766,244	--	--
Real Estate	130,531,724	130,531,724	--	--
Utilities	116,892,133	116,892,133	--	--
Money Market Funds	34,141,430	34,141,430	--	--
Total Investments in Securities:	$1,168,233,508	$1,168,233,508	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,048,956) — See accompanying schedule: Unaffiliated issuers (cost $1,233,217,919)	$1,134,092,078
Fidelity Central Funds (cost $34,141,024)	34,141,430
Total Investment in Securities (cost $1,267,358,943)		$1,168,233,508
Receivable for fund shares sold		304,338
Dividends receivable		932,963
Distributions receivable from Fidelity Central Funds		4,605
Prepaid expenses		153
Other receivables		84,758
Total assets		1,169,560,325
Liabilities
Payable for fund shares redeemed	$1,383,715
Accrued management fee	139,938
Distribution and service plan fees payable	69,041
Other affiliated payables	224,069
Other payables and accrued expenses	40,947
Collateral on securities loaned	27,815,300
Total liabilities		29,673,010
Net Assets		$1,139,887,315
Net Assets consist of:
Paid in capital		$1,407,386,490
Total accumulated earnings (loss)		(267,499,175)
Net Assets		$1,139,887,315
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($109,488,445 ÷ 5,808,486 shares)(a)		$18.85
Maximum offering price per share (100/94.25 of $18.85)		$20.00
Class M:
Net Asset Value and redemption price per share ($26,471,407 ÷ 1,413,187 shares)(a)		$18.73
Maximum offering price per share (100/96.50 of $18.73)		$19.41
Class C:
Net Asset Value and offering price per share ($41,977,817 ÷ 2,316,885 shares)(a)		$18.12
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($848,834,193 ÷ 44,288,026 shares)		$19.17
Class I:
Net Asset Value, offering price and redemption price per share ($82,560,697 ÷ 4,347,051 shares)		$18.99
Class Z:
Net Asset Value, offering price and redemption price per share ($30,554,756 ÷ 1,609,736 shares)		$18.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$15,405,533
Income from Fidelity Central Funds (including $18,520 from security lending)		108,452
Total income		15,513,985
Expenses
Management fee
Basic fee	$3,169,564
Performance adjustment	(1,990,313)
Transfer agent fees	1,163,800
Distribution and service plan fees	435,488
Accounting fees	192,300
Custodian fees and expenses	7,087
Independent trustees' fees and expenses	4,145
Registration fees	48,625
Audit	50,683
Legal	4,679
Miscellaneous	38,326
Total expenses before reductions	3,124,384
Expense reductions	(139,107)
Total expenses after reductions		2,985,277
Net investment income (loss)		12,528,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,098,818)
Fidelity Central Funds	4,400
Foreign currency transactions	20,505
Total net realized gain (loss)		(53,073,913)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(174,119,773)
Fidelity Central Funds	406
Assets and liabilities in foreign currencies	(421)
Total change in net unrealized appreciation (depreciation)		(174,119,788)
Net gain (loss)		(227,193,701)
Net increase (decrease) in net assets resulting from operations		$(214,664,993)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,528,708	$35,686,237
Net realized gain (loss)	(53,073,913)	(65,998,712)
Change in net unrealized appreciation (depreciation)	(174,119,788)	137,720,740
Net increase (decrease) in net assets resulting from operations	(214,664,993)	107,408,265
Distributions to shareholders	–	(30,653,496)
Share transactions - net increase (decrease)	(201,761,871)	(557,574,102)
Total increase (decrease) in net assets	(416,426,864)	(480,819,333)
Net Assets
Beginning of period	1,556,314,179	2,037,133,512
End of period	$1,139,887,315	$1,556,314,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.75	$20.91	$26.62	$24.94	$20.52	$23.90
Income from Investment Operations
Net investment income (loss)A	.17	.38	.39	.44B	.29	.29
Net realized and unrealized gain (loss)	(3.07)	.83	(3.35)	3.54	4.40	(2.57)
Total from investment operations	(2.90)	1.21	(2.96)	3.98	4.69	(2.28)
Distributions from net investment income	–	(.37)	(.40)	(.43)	(.27)	(.28)
Distributions from net realized gain	–	–	(2.35)	(1.87)	–	(.82)
Total distributions	–	(.37)	(2.75)	(2.30)	(.27)	(1.10)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.85	$21.75	$20.91	$26.62	$24.94	$20.52
Total ReturnD,E,F	(13.33)%	5.72%	(11.23)%	16.13%	22.87%	(9.83)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.82%	.98%	1.01%	1.14%
Expenses net of fee waivers, if any	.75%I	.76%	.82%	.98%	1.01%	1.14%
Expenses net of all reductions	.72%I	.75%	.81%	.97%	1.00%	1.14%
Net investment income (loss)	1.89%I	1.77%	1.66%	1.67%B	1.25%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$109,488	$141,439	$173,538	$255,907	$299,124	$277,462
Portfolio turnover rateJ	99%I	83%K	80%K	138%K	83%	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.65	$20.82	$26.51	$24.84	$20.46	$23.81
Income from Investment Operations
Net investment income (loss)A	.15	.32	.32	.36B	.22	.22
Net realized and unrealized gain (loss)	(3.07)	.82	(3.33)	3.54	4.38	(2.54)
Total from investment operations	(2.92)	1.14	(3.01)	3.90	4.60	(2.32)
Distributions from net investment income	–	(.31)	(.33)	(.35)	(.22)	(.21)
Distributions from net realized gain	–	–	(2.35)	(1.87)	–	(.82)
Total distributions	–	(.31)	(2.68)	(2.23)C	(.22)	(1.03)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$18.73	$21.65	$20.82	$26.51	$24.84	$20.46
Total ReturnE,F,G	(13.49)%	5.44%	(11.48)%	15.84%	22.48%	(10.04)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	1.03%	1.10%	1.25%	1.29%	1.42%
Expenses net of fee waivers, if any	1.02%J	1.03%	1.10%	1.25%	1.29%	1.42%
Expenses net of all reductions	1.00%J	1.02%	1.09%	1.24%	1.29%	1.42%
Net investment income (loss)	1.61%J	1.50%	1.39%	1.40%B	.96%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$26,471	$35,684	$41,540	$57,807	$60,761	$46,084
Portfolio turnover rateK	99%J	83%L	80%L	138%L	83%	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.873 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.99	$20.19	$25.76	$24.22	$19.95	$23.30
Income from Investment Operations
Net investment income (loss)A	.10	.21	.21	.23B	.11	.11
Net realized and unrealized gain (loss)	(2.97)	.80	(3.23)	3.43	4.27	(2.49)
Total from investment operations	(2.87)	1.01	(3.02)	3.66	4.38	(2.38)
Distributions from net investment income	–	(.21)	(.20)	(.25)	(.11)	(.15)
Distributions from net realized gain	–	–	(2.35)	(1.87)	–	(.81)
Total distributions	–	(.21)	(2.55)	(2.12)	(.11)	(.97)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$18.12	$20.99	$20.19	$25.76	$24.22	$19.95
Total ReturnE,F,G	(13.67)%	4.96%	(11.89)%	15.28%	21.97%	(10.52)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.50%J	1.51%	1.56%	1.72%	1.76%	1.89%
Expenses net of fee waivers, if any	1.50%J	1.51%	1.56%	1.72%	1.76%	1.89%
Expenses net of all reductions	1.48%J	1.50%	1.55%	1.71%	1.75%	1.88%
Net investment income (loss)	1.14%J	1.02%	.92%	.93%B	.50%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$41,978	$60,685	$85,519	$138,506	$144,503	$130,636
Portfolio turnover rateK	99%J	83%L	80%L	138%L	83%	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .44%.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.09	$21.23	$26.99	$25.24	$20.76	$24.15
Income from Investment Operations
Net investment income (loss)A	.20	.45	.47	.52B	.35	.36
Net realized and unrealized gain (loss)	(3.12)	.84	(3.41)	3.60	4.46	(2.60)
Total from investment operations	(2.92)	1.29	(2.94)	4.12	4.81	(2.24)
Distributions from net investment income	–	(.43)	(.47)	(.50)	(.33)	(.33)
Distributions from net realized gain	–	–	(2.35)	(1.87)	–	(.82)
Total distributions	–	(.43)	(2.82)	(2.37)	(.33)	(1.15)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$19.17	$22.09	$21.23	$26.99	$25.24	$20.76
Total ReturnD,E	(13.22)%	6.03%	(10.97)%	16.51%	23.19%	(9.58)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.46%	.53%	.69%	.73%	.86%
Expenses net of fee waivers, if any	.45%H	.46%	.53%	.69%	.73%	.85%
Expenses net of all reductions	.43%H	.45%	.52%	.68%	.72%	.85%
Net investment income (loss)	2.19%H	2.07%	1.96%	1.96%B	1.53%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$848,834	$1,156,286	$1,456,510	$2,332,143	$2,426,359	$2,331,665
Portfolio turnover rateI	99%H	83%J	80%J	138%J	83%	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.88	$21.03	$26.77	$25.05	$20.61	$24.00
Income from Investment Operations
Net investment income (loss)A	.20	.45	.46	.51B	.35	.35
Net realized and unrealized gain (loss)	(3.09)	.83	(3.38)	3.58	4.43	(2.58)
Total from investment operations	(2.89)	1.28	(2.92)	4.09	4.78	(2.23)
Distributions from net investment income	–	(.43)	(.47)	(.50)	(.34)	(.34)
Distributions from net realized gain	–	–	(2.35)	(1.87)	–	(.82)
Total distributions	–	(.43)	(2.82)	(2.37)	(.34)	(1.16)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.99	$21.88	$21.03	$26.77	$25.05	$20.61
Total ReturnD,E	(13.21)%	6.01%	(10.99)%	16.52%	23.19%	(9.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.46%	.53%	.69%	.73%	.87%
Expenses net of fee waivers, if any	.44%H	.46%	.53%	.69%	.73%	.86%
Expenses net of all reductions	.42%H	.45%	.52%	.68%	.73%	.86%
Net investment income (loss)	2.20%H	2.07%	1.95%	1.95%B	1.53%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$82,561	$127,647	$244,054	$410,868	$363,949	$261,686
Portfolio turnover rateI	99%H	83%J	80%J	138%J	83%	83%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018A
Selected Per–Share Data
Net asset value, beginning of period	$21.86	$21.01	$26.76	$25.03
Income from Investment Operations
Net investment income (loss)B	.22	.48	.49	.56C
Net realized and unrealized gain (loss)	(3.10)	.83	(3.38)	3.59
Total from investment operations	(2.88)	1.31	(2.89)	4.15
Distributions from net investment income	–	(.46)	(.51)	(.54)
Distributions from net realized gain	–	–	(2.35)	(1.87)
Total distributions	–	(.46)	(2.86)	(2.42)D
Net asset value, end of period	$18.98	$21.86	$21.01	$26.76
Total ReturnE,F	(13.17)%	6.19%	(10.86)%	16.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.30%I	.33%	.40%	.56%
Expenses net of fee waivers, if any	.30%I	.33%	.40%	.56%
Expenses net of all reductions	.28%I	.32%	.39%	.55%
Net investment income (loss)	2.34%I	2.20%	2.09%	2.09%C
Supplemental Data
Net assets, end of period (000 omitted)	$30,555	$34,573	$35,972	$32,974
Portfolio turnover rateJ	99%I	83%K	80%K	138%K

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.60%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.542 and distributions from net realized gain of $1.873 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, partnerships, redemption in-kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$91,692,226
Gross unrealized depreciation	(192,866,415)
Net unrealized appreciation (depreciation)	$(101,174,189)
Tax cost	$1,269,407,697

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(29,679,377)
Long-term	(97,747,004)
Total capital loss carryforward	$(127,426,381)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	588,578,911	719,784,553

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Mid Cap Value Fund were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Mid Cap Value Fund in-kind transactions, please refer to the Fidelity Mid Cap Value Fund prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .20% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$137,687	$3,457
Class M	.25%	.25%	68,426	967
Class C	.75%	.25%	229,375	11,011
			$435,488	$15,435

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,797
Class M	1,728
Class C(a)	1,103
$18,628

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$130,801.24
Class M	36,156.27
Class C	54,223.24
Mid Cap Value	851,216.19
Class I	85,643.18
Class Z	5,761.04
	$1,163,800

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value Fund	$22,177

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Mid Cap Value Fund	$1,610

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,751. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $135,117 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $582.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,408.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2020	Year ended January 31, 2020
Distributions to shareholders
Class A	$–	$2,394,766
Class M	–	510,699
Class C	–	616,126
Mid Cap Value	–	23,731,890
Class I	–	2,698,882
Class Z	–	701,133
Total	$–	$30,653,496

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2020	Year ended January 31, 2020	Six months ended July 31, 2020	Year ended January 31, 2020
Class A
Shares sold	541,271	1,004,356	$9,660,195	$21,578,476
Reinvestment of distributions	–	105,481	–	2,363,773
Shares redeemed	(1,234,967)	(2,904,976)	(22,787,166)	(62,269,422)
Net increase (decrease)	(693,696)	(1,795,139)	$(13,126,971)	$(38,327,173)
Class M
Shares sold	66,796	154,682	$1,203,227	$3,319,054
Reinvestment of distributions	–	22,710	–	506,671
Shares redeemed	(302,079)	(524,041)	(5,343,935)	(11,218,534)
Net increase (decrease)	(235,283)	(346,649)	$(4,140,708)	$(7,392,809)
Class C
Shares sold	65,816	182,381	$1,117,461	$3,784,548
Reinvestment of distributions	–	27,336	–	591,589
Shares redeemed	(640,481)	(1,553,063)	(11,091,492)	(32,022,085)
Net increase (decrease)	(574,665)	(1,343,346)	$(9,974,031)	$(27,645,948)
Mid Cap Value
Shares sold	1,633,586	2,687,666	$29,364,027	$58,799,714
Reinvestment of distributions	–	997,660	–	22,686,785
Shares redeemed	(9,701,113)	(19,943,038)(a)	(177,486,617)	(438,331,615)(a)
Net increase (decrease)	(8,067,527)	(16,257,712)	$(148,122,590)	$(356,845,116)
Class I
Shares sold	1,074,160	1,766,654	$19,588,112	$37,972,577
Reinvestment of distributions	–	113,719	–	2,563,218
Shares redeemed	(2,560,122)	(7,651,428)	(46,855,078)	(165,254,663)
Net increase (decrease)	(1,485,962)	(5,771,055)	$(27,266,966)	$(124,718,868)
Class Z
Shares sold	910,483	781,177	$16,330,244	$17,085,406
Reinvestment of distributions	–	24,328	–	547,372
Shares redeemed	(882,653)	(935,595)	(15,460,849)	(20,276,966)
Net increase (decrease)	27,830	(130,090)	$869,395	$(2,644,188)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Mid Cap Value Fund
Class A	.75%
Actual		$1,000.00	$866.70	$3.48
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class M	1.02%
Actual		$1,000.00	$865.10	$4.73
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class C	1.50%
Actual		$1,000.00	$863.30	$6.95
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Mid Cap Value	.45%
Actual		$1,000.00	$867.80	$2.09
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.44%
Actual		$1,000.00	$867.90	$2.04
Hypothetical-C		$1,000.00	$1,022.68	$2.21
Class Z	.30%
Actual		$1,000.00	$868.30	$1.39
Hypothetical-C		$1,000.00	$1,023.37	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	453,663,724.005	64.976
Against	95,057,229.492	13.615
Abstain	67,323,742.831	9.642
Broker Non-Vote	82,159,043.990	11.767
TOTAL	698,203,740.318	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

MCV-SANN-0920
1.900183.111

Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Best Buy Co., Inc.	4.6
Reliance Steel & Aluminum Co.	4.0
CBRE Group, Inc.	3.9
Williams-Sonoma, Inc.	3.7
Jones Lang LaSalle, Inc.	2.8
Amdocs Ltd.	2.7
OGE Energy Corp.	2.7
Synchrony Financial	2.6
Lear Corp.	2.6
NRG Energy, Inc.	2.5
32.1

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Industrials	16.0
Financials	13.5
Consumer Discretionary	12.5
Real Estate	11.1
Utilities	10.5

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 4.2%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Entertainment - 1.3%
Electronic Arts, Inc. (a)	3,600	$509,832
Media - 2.2%
AMC Networks, Inc. Class A (a)(b)	2,800	64,680
Discovery Communications, Inc. Class A (a)	2,600	54,860
Interpublic Group of Companies, Inc.	42,831	773,100
		892,640

TOTAL COMMUNICATION SERVICES		1,402,472

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 4.2%
BorgWarner, Inc.	15,538	568,691
Gentex Corp.	2,800	75,572
Lear Corp.	9,362	1,033,378
		1,677,641
Specialty Retail - 8.3%
Best Buy Co., Inc.	18,794	1,871,692
Williams-Sonoma, Inc.	17,029	1,483,566
		3,355,258

TOTAL CONSUMER DISCRETIONARY		5,032,899

CONSUMER STAPLES - 5.3%
Beverages - 0.1%
Monster Beverage Corp. (a)	400	31,392
Food & Staples Retailing - 0.8%
Kroger Co.	8,700	302,673
Food Products - 4.4%
Ingredion, Inc.	9,497	821,491
The J.M. Smucker Co.	6,116	668,785
Tyson Foods, Inc. Class A	4,700	288,815
		1,779,091

TOTAL CONSUMER STAPLES		2,113,156

ENERGY - 3.2%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	25,900	401,191
Oil, Gas & Consumable Fuels - 2.2%
BP Midstream Partners LP	300	3,270
Chevron Corp.	6,099	511,950
CVR Energy, Inc.	6,600	126,720
EOG Resources, Inc.	4,300	201,455
World Fuel Services Corp.	900	21,177
		864,572

TOTAL ENERGY		1,265,763

FINANCIALS - 13.5%
Banks - 4.2%
East West Bancorp, Inc.	22,800	790,248
M&T Bank Corp.	8,300	879,385
		1,669,633
Capital Markets - 1.3%
Federated Hermes, Inc. Class B (non-vtg.)	8,100	213,516
Raymond James Financial, Inc.	2,600	180,648
Waddell & Reed Financial, Inc. Class A	8,427	122,950
		517,114
Consumer Finance - 2.6%
Synchrony Financial	47,145	1,043,319
Insurance - 4.6%
Allstate Corp.	1,000	94,390
American National Group, Inc.	100	7,365
Globe Life, Inc.	1,700	135,320
Hartford Financial Services Group, Inc.	8,100	342,792
MetLife, Inc.	15,720	595,002
National General Holdings Corp.	1,000	33,990
Old Republic International Corp.	37,700	605,839
Unum Group	3,000	51,690
		1,866,388
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	15,800	130,666
Radian Group, Inc.	13,000	193,960
		324,626

TOTAL FINANCIALS		5,421,080

HEALTH CARE - 7.0%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	2,600	266,474
Amgen, Inc.	1,132	276,966
United Therapeutics Corp. (a)	500	55,735
		599,175
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	2,133	213,705
Laboratory Corp. of America Holdings (a)	3,038	586,091
National Healthcare Corp.	1,000	59,320
Premier, Inc. (a)	6,000	209,820
Universal Health Services, Inc. Class B	5,035	553,347
		1,622,283
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	5,447	589,638

TOTAL HEALTH CARE		2,811,096

INDUSTRIALS - 16.0%
Airlines - 0.0%
Copa Holdings SA Class A	500	20,720
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	2,600	198,900
Ufp Industries, Inc.	3,400	197,948
		396,848
Commercial Services & Supplies - 0.3%
Herman Miller, Inc.	1,500	35,145
Steelcase, Inc. Class A	7,400	79,402
		114,547
Construction & Engineering - 1.5%
EMCOR Group, Inc.	6,400	438,400
Valmont Industries, Inc.	1,500	181,800
		620,200
Electrical Equipment - 3.2%
Acuity Brands, Inc.	5,883	583,005
Encore Wire Corp.	3,500	175,665
Hubbell, Inc. Class B	3,800	512,886
		1,271,556
Machinery - 4.2%
Allison Transmission Holdings, Inc.	19,700	735,992
Crane Co.	9,633	544,939
ITT, Inc.	3,600	207,828
Mueller Industries, Inc.	6,500	181,740
		1,670,499
Professional Services - 2.2%
Korn Ferry	1,400	39,340
Manpower, Inc.	8,674	596,684
Robert Half International, Inc.	4,600	234,002
		870,026
Road & Rail - 1.4%
Landstar System, Inc.	4,700	572,366
Trading Companies & Distributors - 2.2%
HD Supply Holdings, Inc. (a)	16,314	572,621
MSC Industrial Direct Co., Inc. Class A	4,800	316,848
		889,469

TOTAL INDUSTRIALS		6,426,231

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.4%
Juniper Networks, Inc.	6,000	152,280
Electronic Equipment & Components - 2.2%
Avnet, Inc.	5,900	157,648
Sanmina Corp. (a)	4,400	130,592
SYNNEX Corp.	4,800	598,752
		886,992
IT Services - 2.7%
Amdocs Ltd.	17,724	1,100,660
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	6,200	398,846
Cirrus Logic, Inc. (a)	5,600	383,768
		782,614
Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	3,700	112,129
Xerox Holdings Corp.	14,100	234,765
		346,894

TOTAL INFORMATION TECHNOLOGY		3,269,440

MATERIALS - 7.7%
Chemicals - 3.4%
Cabot Corp.	9,700	353,856
Innospec, Inc.	4,693	352,773
Minerals Technologies, Inc.	1,500	70,320
NewMarket Corp.	1,600	599,696
		1,376,645
Metals & Mining - 4.0%
Kaiser Aluminum Corp.	200	12,390
Reliance Steel & Aluminum Co.	16,279	1,599,575
		1,611,965
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	3,100	100,843

TOTAL MATERIALS		3,089,453

REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Apple Hospitality (REIT), Inc.	80,157	706,985
CoreCivic, Inc.	8,200	73,062
Equity Commonwealth	6,700	211,519
Gaming & Leisure Properties	8,705	315,208
Highwoods Properties, Inc. (SBI)	7,400	283,716
PS Business Parks, Inc.	1,300	179,335
		1,769,825
Real Estate Management & Development - 6.7%
CBRE Group, Inc. (a)	35,676	1,562,966
Jones Lang LaSalle, Inc.	11,354	1,123,024
		2,685,990

TOTAL REAL ESTATE		4,455,815

UTILITIES - 10.5%
Electric Utilities - 7.1%
Exelon Corp.	14,016	541,158
Hawaiian Electric Industries, Inc.	5,844	211,903
NRG Energy, Inc.	29,382	993,405
OGE Energy Corp.	33,131	1,090,010
		2,836,476
Gas Utilities - 0.1%
National Fuel Gas Co.	900	36,513
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp.	22,000	410,520
Multi-Utilities - 2.3%
MDU Resources Group, Inc.	43,373	909,966

TOTAL UTILITIES		4,193,475

TOTAL COMMON STOCKS
(Cost $43,526,437)		39,480,880

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.14% (c)	540,315	540,477
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	47,995	48,000
TOTAL MONEY MARKET FUNDS
(Cost $588,430)		588,477
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $44,114,867)		40,069,357
NET OTHER ASSETS (LIABILITIES) - 0.1%		47,822
NET ASSETS - 100%		$40,117,179

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,433
Fidelity Securities Lending Cash Central Fund	284
Total	$3,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,402,472	$1,402,472	$--	$--
Consumer Discretionary	5,032,899	5,032,899	--	--
Consumer Staples	2,113,156	2,113,156	--	--
Energy	1,265,763	1,265,763	--	--
Financials	5,421,080	5,421,080	--	--
Health Care	2,811,096	2,811,096	--	--
Industrials	6,426,231	6,426,231	--	--
Information Technology	3,269,440	3,269,440	--	--
Materials	3,089,453	3,089,453	--	--
Real Estate	4,455,815	4,455,815	--	--
Utilities	4,193,475	4,193,475	--	--
Money Market Funds	588,477	588,477	--	--
Total Investments in Securities:	$40,069,357	$40,069,357	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,200) — See accompanying schedule: Unaffiliated issuers (cost $43,526,437)	$39,480,880
Fidelity Central Funds (cost $588,430)	588,477
Total Investment in Securities (cost $44,114,867)		$40,069,357
Receivable for fund shares sold		96,011
Dividends receivable		31,846
Distributions receivable from Fidelity Central Funds		85
Other receivables		3,134
Total assets		40,200,433
Liabilities
Payable for fund shares redeemed	$19,479
Accrued management fee	15,027
Other payables and accrued expenses	748
Collateral on securities loaned	48,000
Total liabilities		83,254
Net Assets		$40,117,179
Net Assets consist of:
Paid in capital		$51,942,879
Total accumulated earnings (loss)		(11,825,700)
Net Assets		$40,117,179
Net Asset Value, offering price and redemption price per share ($40,117,179 ÷ 4,514,763 shares)		$8.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$530,207
Income from Fidelity Central Funds (including $284 from security lending)		3,717
Total income		533,924
Expenses
Management fee	$93,074
Independent trustees' fees and expenses	142
Miscellaneous	982
Total expenses before reductions	94,198
Expense reductions	(5,131)
Total expenses after reductions		89,067
Net investment income (loss)		444,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,230,033)
Fidelity Central Funds	52
Foreign currency transactions	689
Total net realized gain (loss)		(2,229,292)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,588,779)
Fidelity Central Funds	47
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		(5,588,746)
Net gain (loss)		(7,818,038)
Net increase (decrease) in net assets resulting from operations		$(7,373,181)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$444,857	$1,051,757
Net realized gain (loss)	(2,229,292)	(1,226,520)
Change in net unrealized appreciation (depreciation)	(5,588,746)	3,245,984
Net increase (decrease) in net assets resulting from operations	(7,373,181)	3,071,221
Distributions to shareholders	(64,879)	(925,927)
Share transactions
Proceeds from sales of shares	3,359,230	12,851,209
Reinvestment of distributions	64,879	925,927
Cost of shares redeemed	(9,056,464)	(11,658,955)
Net increase (decrease) in net assets resulting from share transactions	(5,632,355)	2,118,181
Total increase (decrease) in net assets	(13,070,415)	4,263,475
Net Assets
Beginning of period	53,187,594	48,924,119
End of period	$40,117,179	$53,187,594
Other Information
Shares
Sold	400,906	1,265,042
Issued in reinvestment of distributions	7,060	87,517
Redeemed	(1,068,002)	(1,146,724)
Net increase (decrease)	(660,036)	205,835

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.28	$9.85	$11.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.21	.21	.11
Net realized and unrealized gain (loss)	(1.47)	.40	(1.44)	1.33
Total from investment operations	(1.38)	.61	(1.23)	1.44
Distributions from net investment income	(.01)	(.18)	(.22)	(.09)
Distributions from net realized gain	–	–	(.05)	–
Total distributions	(.01)	(.18)	(.27)	(.09)
Net asset value, end of period	$8.89	$10.28	$9.85	$11.35
Total ReturnC,D	(13.40)%	6.15%	(10.82)%	14.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G,H	.45%	.45%	.45%H
Expenses net of fee waivers, if any	.46%G,H	.45%	.45%	.45%H
Expenses net of all reductions	.43%G,H	.44%	.44%	.45%H
Net investment income (loss)	2.16%G,H	2.05%	2.05%	1.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$40,117	$53,188	$48,924	$67,563
Portfolio turnover rateI	100%H	102%J	89%J	142%H,J

 A For the period May 25, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Proxy expenses are not annualized.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,724,028
Gross unrealized depreciation	(6,903,243)
Net unrealized appreciation (depreciation)	$(4,179,215)
Tax cost	$44,248,572

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,873,355)
Long-term	(1,974,374)
Total capital loss carryforward	$(5,847,729)

Due to large redemptions in a prior period, approximately $3,019,437 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $1,170,413 of those capital losses per year to offset capital gains.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	20,611,813	24,385,429

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fidelity Mid Cap Value K6 Fund received investments in exchange for shares of the Fidelity Mid Cap Value K6 Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Mid Cap Value K6 Fund in-kind transactions, please refer to the Fidelity Mid Cap Value K6 Fund prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value K6 Fund	$760

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Mid Cap Value K6 Fund	$55

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $28. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,105 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $26.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Mid Cap Value K6 Fund	.46%
Actual		$1,000.00	$866.00	$2.13
Hypothetical-C		$1,000.00	$1,022.58	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000
Proposal 1 reflects trust wide proposal and voting results.

MCVK6-SANN-0920
1.9883982.103

Fidelity® Series All-Sector Equity Fund

Fidelity® Series Stock Selector Large Cap Value Fund

Fidelity® Series Value Discovery Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Series All-Sector Equity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Microsoft Corp.	6.0
Apple, Inc.	5.6
Amazon.com, Inc.	3.9
Alphabet, Inc. Class C	3.2
Facebook, Inc. Class A	2.7
UnitedHealth Group, Inc.	1.5
Berkshire Hathaway, Inc. Class B	1.4
Procter & Gamble Co.	1.3
NVIDIA Corp.	1.3
Eli Lilly & Co.	1.2
28.1

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Information Technology	27.1
Health Care	14.3
Consumer Discretionary	11.2
Communication Services	10.3
Financials	10.2

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks and Equity Futures	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 3.9%

Fidelity® Series All-Sector Equity Fund

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	235,300	$6,960,174
Entertainment - 2.4%
Activision Blizzard, Inc.	354,121	29,261,018
Electronic Arts, Inc. (a)	42,100	5,962,202
Live Nation Entertainment, Inc. (a)	11,800	552,358
Netflix, Inc. (a)	47,600	23,270,688
Take-Two Interactive Software, Inc. (a)	11,700	1,919,034
The Walt Disney Co.	171,217	20,022,116
World Wrestling Entertainment, Inc. Class A (b)	17,300	806,353
		81,793,769
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A (a)	4,800	7,142,160
Class C (a)	73,966	109,688,619
Facebook, Inc. Class A (a)	370,600	94,010,102
InterActiveCorp (a)	17,600	2,330,592
Match Group, Inc. (a)	43,815	4,499,801
TripAdvisor, Inc.	12,500	252,875
		217,924,149
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	175,400	4,734,046
Comcast Corp. Class A	233,048	9,974,454
Discovery Communications, Inc. Class A (a)	30,900	651,990
Interpublic Group of Companies, Inc.	38,600	696,730
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	72,500	2,569,400
Liberty SiriusXM Series A (a)	32,500	1,130,675
Liberty SiriusXM Series C (a)	3,165	110,743
Nexstar Broadcasting Group, Inc. Class A	32,900	2,883,685
ViacomCBS, Inc. Class B	117,492	3,063,016
		25,814,739
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	184,112	19,769,947

TOTAL COMMUNICATION SERVICES		352,262,778

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.3%
Aptiv PLC	154,500	12,012,375
Automobiles - 0.8%
Tesla, Inc. (a)	18,900	27,041,364
Diversified Consumer Services - 0.2%
Service Corp. International	154,500	6,699,120
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	215,600	9,408,784
McDonald's Corp.	174,900	33,979,572
		43,388,356
Household Durables - 0.2%
Lennar Corp. Class A	118,600	8,580,710
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	41,920	132,663,386
The Booking Holdings, Inc. (a)	10,190	16,937,105
		149,600,491
Leisure Products - 0.3%
Hasbro, Inc.	126,600	9,211,416
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	140,000	13,069,000
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	58,160	10,934,080
The Home Depot, Inc.	138,279	36,711,692
TJX Companies, Inc.	315,796	16,418,234
Ulta Beauty, Inc. (a)	61,000	11,772,390
		75,836,396
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co. (b)	101,000	7,659,840
NIKE, Inc. Class B	196,600	19,190,126
VF Corp.	189,800	11,456,328
		38,306,294

TOTAL CONSUMER DISCRETIONARY		383,745,522

CONSUMER STAPLES - 6.5%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	5,000	4,052,200
Keurig Dr. Pepper, Inc. (b)	211,943	6,483,336
Monster Beverage Corp. (a)	117,898	9,252,635
PepsiCo, Inc.	224,300	30,877,138
The Coca-Cola Co.	492,200	23,251,528
		73,916,837
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	68,300	22,233,699
Kroger Co.	150,500	5,235,895
Sysco Corp.	87,800	4,640,230
U.S. Foods Holding Corp. (a)	11,100	225,330
Walmart, Inc.	194,600	25,181,240
		57,516,394
Food Products - 0.6%
Beyond Meat, Inc. (a)(b)	13,500	1,699,650
Lamb Weston Holdings, Inc.	68,400	4,109,472
Mondelez International, Inc.	290,200	16,103,198
		21,912,320
Household Products - 1.6%
Church & Dwight Co., Inc.	58,200	5,606,406
Clorox Co.	19,400	4,588,294
Energizer Holdings, Inc.	42,100	2,110,473
Procter & Gamble Co.	337,100	44,200,552
		56,505,725
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	60,700	11,990,678
Tobacco - 0.1%
Altria Group, Inc.	61,930	2,548,420

TOTAL CONSUMER STAPLES		224,390,374

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	181,200	2,806,788
Championx Corp. (a)	37,863	360,077
		3,166,865
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	870,300	13,359,105
Cheniere Energy, Inc. (a)	60,100	2,973,748
Chevron Corp.	52,129	4,375,708
Exxon Mobil Corp.	770,024	32,402,610
Hess Corp.	307,900	15,151,759
Kinder Morgan, Inc.	53,900	759,990
Kosmos Energy Ltd.	1,192,700	1,920,247
Phillips 66 Co.	96,200	5,966,324
The Williams Companies, Inc.	209,700	4,011,561
Valero Energy Corp.	65,800	3,699,934
		84,620,986

TOTAL ENERGY		87,787,851

FINANCIALS - 10.2%
Banks - 3.0%
Bank of America Corp.	1,017,187	25,307,613
Citigroup, Inc.	445,484	22,278,655
Comerica, Inc.	102,800	3,959,856
First Horizon National Corp.	364,900	3,382,623
Huntington Bancshares, Inc.	253,657	2,351,400
JPMorgan Chase & Co.	182,600	17,646,464
KeyCorp	345,300	4,147,053
M&T Bank Corp.	39,900	4,227,405
Signature Bank	30,900	3,168,177
Synovus Financial Corp.	79,800	1,607,970
Truist Financial Corp.	110,383	4,134,947
Wells Fargo & Co.	383,500	9,303,710
		101,515,873
Capital Markets - 2.4%
Bank of New York Mellon Corp.	497,900	17,849,715
BlackRock, Inc. Class A	21,800	12,535,218
Cboe Global Markets, Inc.	75,200	6,595,040
Intercontinental Exchange, Inc.	171,400	16,588,092
Morgan Stanley	321,900	15,734,472
State Street Corp.	63,000	4,018,770
Virtu Financial, Inc. Class A	324,863	8,056,602
		81,377,909
Consumer Finance - 1.3%
Ally Financial, Inc.	216,400	4,349,640
Capital One Financial Corp.	518,905	33,106,139
Discover Financial Services	118,000	5,832,740
SLM Corp.	352,800	2,388,456
		45,676,975
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	246,200	48,201,036
Insurance - 2.1%
American International Group, Inc.	201,000	6,460,140
Chubb Ltd.	28,300	3,600,892
Hartford Financial Services Group, Inc.	267,800	11,333,296
Marsh & McLennan Companies, Inc.	86,800	10,120,880
The Travelers Companies, Inc.	211,100	24,154,062
Willis Towers Watson PLC	79,500	16,695,795
		72,365,065

TOTAL FINANCIALS		349,136,858

HEALTH CARE - 14.3%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	92,500	9,480,325
Amgen, Inc.	136,903	33,496,057
Biogen, Inc. (a)	10,400	2,856,776
Immunomedics, Inc. (a)	85,000	3,589,550
Neurocrine Biosciences, Inc. (a)	65,200	7,847,472
Regeneron Pharmaceuticals, Inc. (a)	30,700	19,404,549
Sarepta Therapeutics, Inc. (a)	19,300	2,962,936
Seattle Genetics, Inc. (a)	24,000	3,990,480
Vertex Pharmaceuticals, Inc. (a)	63,400	17,244,800
		100,872,945
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	219,600	22,100,544
Becton, Dickinson & Co.	103,700	29,174,958
Boston Scientific Corp. (a)	427,010	16,469,776
DexCom, Inc. (a)	16,800	7,317,072
Hologic, Inc. (a)	24,500	1,709,610
Intuitive Surgical, Inc. (a)	32,200	22,071,168
Masimo Corp. (a)	18,000	3,962,160
		102,805,288
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	51,924	5,202,266
Centene Corp. (a)	206,100	13,448,025
Cigna Corp.	108,500	18,736,865
HCA Holdings, Inc.	83,700	10,599,768
Humana, Inc.	70,000	27,471,500
UnitedHealth Group, Inc.	175,000	52,986,500
		128,444,924
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	81,200	33,612,740
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	559,800	32,837,868
Eli Lilly & Co.	271,066	40,738,509
Horizon Pharma PLC (a)	299,600	18,332,524
Merck & Co., Inc.	170,600	13,688,944
Zoetis, Inc. Class A	120,100	18,216,768
		123,814,613

TOTAL HEALTH CARE		489,550,510

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.8%
General Dynamics Corp.	118,200	17,344,668
Northrop Grumman Corp.	50,200	16,315,502
Raytheon Technologies Corp.	332,048	18,820,481
The Boeing Co.	51,200	8,089,600
		60,570,251
Air Freight & Logistics - 0.8%
FedEx Corp.	167,299	28,173,152
Construction & Engineering - 0.7%
AECOM (a)	662,700	23,983,113
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC (a)	681,739	25,892,447
Industrial Conglomerates - 0.7%
3M Co.	40,700	6,124,129
General Electric Co.	2,544,219	15,443,409
Honeywell International, Inc.	17,900	2,673,723
		24,241,261
Machinery - 0.9%
Allison Transmission Holdings, Inc.	652,000	24,358,720
Caterpillar, Inc.	21,600	2,870,208
Colfax Corp. (a)(b)	100,231	2,914,717
		30,143,645
Professional Services - 0.5%
Nielsen Holdings PLC	1,106,584	15,968,007
Road & Rail - 0.8%
CSX Corp.	35,800	2,553,972
Norfolk Southern Corp.	103,800	19,951,398
Union Pacific Corp.	27,500	4,767,125
		27,272,495
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	625,300	21,948,030

TOTAL INDUSTRIALS		258,192,401

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	15,900	147,552
Electronic Equipment & Components - 1.3%
Avnet, Inc.	17,200	459,584
Corning, Inc.	162,000	5,022,000
Jabil, Inc.	1,144,017	39,880,433
SYNNEX Corp.	6,000	748,440
		46,110,457
IT Services - 4.9%
Alliance Data Systems Corp.	5,400	239,544
Cognizant Technology Solutions Corp. Class A	81,200	5,547,584
DXC Technology Co.	29,400	526,554
Euronet Worldwide, Inc. (a)	15,900	1,528,626
Fidelity National Information Services, Inc.	240,258	35,152,148
Genpact Ltd.	465,100	18,520,282
Global Payments, Inc.	72,400	12,888,648
GoDaddy, Inc. (a)	84,705	5,953,067
IBM Corp.	11,000	1,352,340
MasterCard, Inc. Class A	98,000	30,235,940
MongoDB, Inc. Class A (a)(b)	14,600	3,344,568
PayPal Holdings, Inc. (a)	163,000	31,959,410
Sabre Corp.	389,700	2,946,132
Square, Inc. (a)	41,100	5,336,835
Twilio, Inc. Class A (a)	39,300	10,902,606
WEX, Inc. (a)	5,000	791,850
		167,226,134
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	170,012	13,164,029
Applied Materials, Inc.	58,500	3,763,305
Broadcom, Inc.	11,300	3,579,275
Lam Research Corp.	2,130	803,351
Marvell Technology Group Ltd.	497,600	18,147,472
Micron Technology, Inc. (a)	359,930	18,016,296
NVIDIA Corp.	101,680	43,172,311
ON Semiconductor Corp. (a)	471,468	9,712,241
Qualcomm, Inc.	104,104	10,994,423
Skyworks Solutions, Inc.	20,950	3,049,901
Xilinx, Inc.	31,100	3,338,585
		127,741,189
Software - 11.1%
Adobe, Inc. (a)	43,500	19,327,920
Autodesk, Inc. (a)	49,335	11,664,274
Citrix Systems, Inc.	18,554	2,648,769
Elastic NV (a)	122,200	11,754,418
HubSpot, Inc. (a)	4,900	1,149,589
Microsoft Corp.	995,500	204,087,456
Nortonlifelock, Inc.	1,367,500	29,332,875
Nuance Communications, Inc. (a)	160,701	4,395,172
Nutanix, Inc. Class A (a)	12,000	266,280
Oracle Corp.	298,100	16,529,645
Palo Alto Networks, Inc. (a)	15,300	3,915,576
Parametric Technology Corp. (a)	30,400	2,601,024
Pluralsight, Inc. (a)	214,600	4,543,082
RealPage, Inc. (a)	38,000	2,394,380
RingCentral, Inc. (a)	13,300	3,860,591
Salesforce.com, Inc. (a)	173,863	33,877,206
Splunk, Inc. (a)	17,500	3,671,850
SS&C Technologies Holdings, Inc.	182,100	10,470,750
Workday, Inc. Class A (a)	36,200	6,549,304
Zendesk, Inc. (a)	80,200	7,310,230
		380,350,391
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	452,259	192,228,165
HP, Inc.	307,900	5,412,882
Pure Storage, Inc. Class A (a)	23,300	416,138
Western Digital Corp.	220,200	9,490,620
Xerox Holdings Corp.	19,700	328,005
		207,875,810

TOTAL INFORMATION TECHNOLOGY		929,451,533

MATERIALS - 2.7%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	24,577	7,044,506
Albemarle Corp. U.S.	29,800	2,457,308
DuPont de Nemours, Inc.	109,074	5,833,278
Ecolab, Inc.	31,082	5,814,821
FMC Corp.	42,648	4,522,820
Linde PLC	61,386	15,046,322
LyondellBasell Industries NV Class A	36,000	2,250,720
Sherwin-Williams Co.	6,785	4,396,137
		47,365,912
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	30,439	6,306,352
Vulcan Materials Co.	54,900	6,446,358
		12,752,710
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	93,500	6,692,730
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	964,834	12,465,655
Newmont Corp.	109,500	7,577,400
Reliance Steel & Aluminum Co.	26,969	2,649,974
Royal Gold, Inc.	15,100	2,112,943
		24,805,972

TOTAL MATERIALS		91,617,324

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Homes 4 Rent Class A	319,700	9,271,300
American Tower Corp.	85,700	22,401,123
Corporate Office Properties Trust (SBI)	197,200	5,221,856
Digital Realty Trust, Inc.	44,900	7,208,246
Douglas Emmett, Inc.	215,500	6,279,670
Equinix, Inc.	14,300	11,232,364
Equity Lifestyle Properties, Inc.	106,900	7,303,408
Prologis (REIT), Inc.	210,800	22,222,536
Public Storage	6,900	1,379,172
SBA Communications Corp. Class A	20,300	6,324,262
VICI Properties, Inc.	118,200	2,566,122
Weyerhaeuser Co.	426,400	11,858,184
		113,268,243
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	48,600	4,807,026

TOTAL REAL ESTATE		118,075,269

UTILITIES - 2.9%
Electric Utilities - 2.0%
Edison International	155,400	8,651,118
Entergy Corp.	53,600	5,634,968
Evergy, Inc.	95,900	6,217,197
Exelon Corp.	253,693	9,795,087
FirstEnergy Corp.	142,600	4,135,400
NextEra Energy, Inc.	65,135	18,283,395
NRG Energy, Inc.	46,200	1,562,022
PG&E Corp. (c)	549,393	4,879,983
PG&E Corp. (a)	63,000	589,050
Southern Co.	168,500	9,201,785
		68,950,005
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	75,900	1,155,957
Vistra Corp.	151,000	2,817,660
		3,973,617
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	209,390	3,980,504
Dominion Energy, Inc.	175,814	14,246,208
Sempra Energy	67,244	8,369,188
		26,595,900

TOTAL UTILITIES		99,519,522

TOTAL COMMON STOCKS
(Cost $2,194,183,657)		3,383,729,942
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 9/3/20 to 9/10/20 (d)
(Cost $3,589,449)	3,590,000	3,589,701
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.14% (e)	42,094,444	$42,107,073
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	14,460,084	14,461,530
TOTAL MONEY MARKET FUNDS
(Cost $56,563,474)		56,568,603
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,254,336,580)		3,443,888,246
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(12,574,426)
NET ASSETS - 100%		$3,431,313,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Sept. 2020	$8,811,450	$713,522	$713,522

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,879,983 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $974,916.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$5,219,234

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$157,554
Fidelity Securities Lending Cash Central Fund	15,399
Total	$172,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$352,262,778	$352,262,778	$--	$--
Consumer Discretionary	383,745,522	383,745,522	--	--
Consumer Staples	224,390,374	224,390,374	--	--
Energy	87,787,851	87,787,851	--	--
Financials	349,136,858	349,136,858	--	--
Health Care	489,550,510	489,550,510	--	--
Industrials	258,192,401	258,192,401	--	--
Information Technology	929,451,533	929,451,533	--	--
Materials	91,617,324	91,617,324	--	--
Real Estate	118,075,269	118,075,269	--	--
Utilities	99,519,522	94,639,539	4,879,983	--
U.S. Government and Government Agency Obligations	3,589,701	--	3,589,701	--
Money Market Funds	56,568,603	56,568,603	--	--
Total Investments in Securities:	$3,443,888,246	$3,435,418,562	$8,469,684	$--
Derivative Instruments:
Assets
Futures Contracts	$713,522	$713,522	$--	$--
Total Assets	$713,522	$713,522	$--	$--
Total Derivative Instruments:	$713,522	$713,522	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$713,522	$0
Total Equity Risk	713,522	0
Total Value of Derivatives	$713,522	$0

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,899,997) — See accompanying schedule: Unaffiliated issuers (cost $2,197,773,106)	$3,387,319,643
Fidelity Central Funds (cost $56,563,474)	56,568,603
Total Investment in Securities (cost $2,254,336,580)		$3,443,888,246
Cash		131,890
Receivable for investments sold		18,385,112
Receivable for fund shares sold		1,630,821
Dividends receivable		1,832,623
Distributions receivable from Fidelity Central Funds		10,969
Receivable for daily variation margin on futures contracts		12,603
Other receivables		128,230
Total assets		3,466,020,494
Liabilities
Payable for investments purchased	$14,614,085
Payable for fund shares redeemed	5,600,209
Other payables and accrued expenses	30,380
Collateral on securities loaned	14,462,000
Total liabilities		34,706,674
Net Assets		$3,431,313,820
Net Assets consist of:
Paid in capital		$2,202,079,913
Total accumulated earnings (loss)		1,229,233,907
Net Assets		$3,431,313,820
Net Asset Value, offering price and redemption price per share ($3,431,313,820 ÷ 336,196,602 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$29,426,433
Interest		11,390
Income from Fidelity Central Funds (including $15,399 from security lending)		172,953
Total income		29,610,776
Expenses
Custodian fees and expenses	$54,495
Independent trustees' fees and expenses	10,277
Interest	1,110
Commitment fees	4,000
Miscellaneous	765
Total expenses		70,647
Net investment income (loss)		29,540,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,588,869
Fidelity Central Funds	1,815
Futures contracts	(1,179,032)
Total net realized gain (loss)		16,411,652
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	73,185,294
Fidelity Central Funds	4,008
Assets and liabilities in foreign currencies	(4,665)
Futures contracts	642,780
Total change in net unrealized appreciation (depreciation)		73,827,417
Net gain (loss)		90,239,069
Net increase (decrease) in net assets resulting from operations		$119,779,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,540,129	$61,136,416
Net realized gain (loss)	16,411,652	394,908,482
Change in net unrealized appreciation (depreciation)	73,827,417	246,625,555
Net increase (decrease) in net assets resulting from operations	119,779,198	702,670,453
Distributions to shareholders	(188,819,396)	(301,301,401)
Share transactions
Proceeds from sales of shares	98,915,221	401,081,505
Reinvestment of distributions	188,819,396	301,301,401
Cost of shares redeemed	(268,255,054)	(1,221,330,518)
Net increase (decrease) in net assets resulting from share transactions	19,479,563	(518,947,612)
Total increase (decrease) in net assets	(49,560,635)	(117,578,560)
Net Assets
Beginning of period	3,480,874,455	3,598,453,015
End of period	$3,431,313,820	$3,480,874,455
Other Information
Shares
Sold	10,744,644	39,640,867
Issued in reinvestment of distributions	20,910,232	30,042,877
Redeemed	(29,853,722)	(120,330,645)
Net increase (decrease)	1,801,154	(50,646,901)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$9.35	$13.46	$12.33	$12.02	$13.80
Income from Investment Operations
Net investment income (loss)A	.09	.17	.21	.18	.12	.12
Net realized and unrealized gain (loss)	.28	1.78	(.79)	2.80	2.33	(.54)
Total from investment operations	.37	1.95	(.58)	2.98	2.45	(.42)
Distributions from net investment income	(.01)	(.18)	(.22)	(.19)	(.18)	(.14)B
Distributions from net realized gain	(.56)	(.71)	(3.31)	(1.66)	(1.96)	(1.22)B
Total distributions	(.57)	(.89)	(3.53)	(1.85)	(2.14)	(1.36)
Net asset value, end of period	$10.21	$10.41	$9.35	$13.46	$12.33	$12.02
Total ReturnC,D	4.25%	21.33%	(3.23)%	25.62%	21.03%	(3.55)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	.20%	.68%	.73%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	.20%	.68%	.73%
Expenses net of all reductions	- %G,H	- %H	- %H	.20%	.67%	.73%
Net investment income (loss)	1.87%G	1.68%	1.68%	1.37%	.95%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$3,431,314	$3,480,874	$3,598,453	$6,550,143	$2,736,748	$4,418,280
Portfolio turnover rateI	70%G	59%	65%	61%	43%	66%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.6
The Walt Disney Co.	2.5
Verizon Communications, Inc.	2.4
McDonald's Corp.	2.2
Johnson & Johnson	2.0
Capital One Financial Corp.	1.9
Cisco Systems, Inc.	1.7
Procter & Gamble Co.	1.7
Bank of America Corp.	1.5
Sensata Technologies, Inc. PLC	1.4
19.9

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Financials	18.0
Health Care	13.9
Industrials	11.8
Information Technology	9.6
Communication Services	9.2

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 9.3%

Fidelity® Series Stock Selector Large Cap Value Fund

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,858,925	$54,987,002
Liberty Global PLC Class C (a)	1,998,134	45,477,530
Verizon Communications, Inc.	3,961,345	227,698,111
		328,162,643
Entertainment - 2.5%
The Walt Disney Co.	2,055,500	240,370,170
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	57,544	85,622,595
Media - 2.3%
Comcast Corp. Class A	2,735,197	117,066,432
Discovery Communications, Inc. Class A (a)	842,381	17,774,239
Interpublic Group of Companies, Inc.	4,719,720	85,190,946
		220,031,617

TOTAL COMMUNICATION SERVICES		874,187,025

CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.9%
Aptiv PLC	1,087,000	84,514,250
Hotels, Restaurants & Leisure - 2.8%
Las Vegas Sands Corp.	1,368,600	59,725,704
McDonald's Corp.	1,060,260	205,987,313
		265,713,017
Household Durables - 0.6%
Lennar Corp. Class A	737,500	53,358,125
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	714,100	66,661,235
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	336,390	63,241,320
Ulta Beauty, Inc. (a)	284,960	54,994,430
		118,235,750
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	810,200	48,903,672

TOTAL CONSUMER DISCRETIONARY		637,386,049

CONSUMER STAPLES - 7.9%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	159,500	28,422,900
Keurig Dr. Pepper, Inc. (b)	1,668,400	51,036,356
PepsiCo, Inc.	86,200	11,866,292
The Coca-Cola Co.	1,784,600	84,304,504
		175,630,052
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	72,800	23,698,584
Walmart, Inc.	943,771	122,123,967
		145,822,551
Food Products - 1.2%
Lamb Weston Holdings, Inc.	366,200	22,001,296
Mondelez International, Inc.	1,720,952	95,495,626
		117,496,922
Household Products - 2.5%
Kimberly-Clark Corp.	485,700	73,845,828
Procter & Gamble Co.	1,236,672	162,152,433
		235,998,261
Tobacco - 0.8%
Philip Morris International, Inc.	928,246	71,298,575

TOTAL CONSUMER STAPLES		746,246,361

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Cenovus Energy, Inc. (Canada)	10,541,747	46,906,426
Cheniere Energy, Inc. (a)	1,507,700	74,600,996
Chevron Corp.	718,400	60,302,496
ConocoPhillips Co.	1,912,206	71,497,382
Equinor ASA	4,106,800	60,596,828
Hess Corp.	1,232,000	60,626,720
Noble Energy, Inc.	2,141,900	21,397,581
Valero Energy Corp.	1,044,900	58,754,727
		454,683,156
FINANCIALS - 18.0%
Banks - 5.5%
Bank of America Corp.	5,782,400	143,866,112
Citigroup, Inc.	2,419,300	120,989,193
DNB ASA	1,252,300	19,234,510
First Horizon National Corp.	2,263,700	20,984,499
Huntington Bancshares, Inc.	1,830,800	16,971,516
JPMorgan Chase & Co.	881,500	85,188,160
KeyCorp	2,453,400	29,465,334
Truist Financial Corp.	874,271	32,750,192
Wells Fargo & Co.	2,308,300	55,999,358
		525,448,874
Capital Markets - 4.3%
Bank of New York Mellon Corp.	2,867,000	102,781,950
BlackRock, Inc. Class A	112,200	64,516,122
Cboe Global Markets, Inc.	453,400	39,763,180
Intercontinental Exchange, Inc.	708,300	68,549,274
Morgan Stanley	2,052,200	100,311,536
Virtu Financial, Inc. Class A	1,440,758	35,730,798
		411,652,860
Consumer Finance - 2.4%
Ally Financial, Inc.	1,183,300	23,784,330
Capital One Financial Corp.	2,799,500	178,608,100
Discover Financial Services	535,800	26,484,594
		228,877,024
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	1,234,400	241,670,831
Insurance - 3.2%
American International Group, Inc.	1,045,876	33,614,455
Chubb Ltd.	129,400	16,464,856
Hartford Financial Services Group, Inc.	1,190,300	50,373,496
The Travelers Companies, Inc.	1,121,064	128,272,143
Willis Towers Watson PLC	359,816	75,564,958
		304,289,908

TOTAL FINANCIALS		1,711,939,497

HEALTH CARE - 13.9%
Biotechnology - 0.6%
Gilead Sciences, Inc.	809,500	56,284,535
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	654,500	65,868,880
Baxter International, Inc.	731,200	63,161,056
Becton, Dickinson & Co.	381,600	107,359,344
Boston Scientific Corp. (a)	1,288,600	49,701,302
Danaher Corp.	652,300	132,938,740
Medtronic PLC	842,464	81,280,927
		500,310,249
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	506,500	27,665,030
Cigna Corp.	470,900	81,319,721
CVS Health Corp.	682,236	42,939,934
Humana, Inc.	132,700	52,078,115
UnitedHealth Group, Inc.	210,600	63,765,468
		267,768,268
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	248,300	102,783,785
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	922,500	54,113,850
Johnson & Johnson	1,340,106	195,333,851
Merck & Co., Inc.	177,600	14,250,624
Pfizer, Inc.	3,378,236	129,994,521
		393,692,846

TOTAL HEALTH CARE		1,320,839,683

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.7%
General Dynamics Corp.	549,800	80,677,652
Northrop Grumman Corp.	118,700	38,578,687
Raytheon Technologies Corp.	1,693,153	95,967,912
The Boeing Co.	279,400	44,145,200
		259,369,451
Air Freight & Logistics - 1.4%
FedEx Corp.	767,021	129,166,336
Construction & Engineering - 1.3%
AECOM (a)	3,293,020	119,174,394
Electrical Equipment - 1.4%
Sensata Technologies, Inc. PLC (a)	3,574,984	135,777,892
Industrial Conglomerates - 1.1%
General Electric Co.	13,316,945	80,833,856
Honeywell International, Inc.	150,200	22,435,374
		103,269,230
Machinery - 0.3%
Caterpillar, Inc.	204,700	27,200,536
Marine - 0.8%
A.P. Moller - Maersk A/S Series B	58,048	74,732,872
Professional Services - 0.9%
Nielsen Holdings PLC	5,932,578	85,607,101
Road & Rail - 1.1%
Norfolk Southern Corp.	540,544	103,897,962
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	2,299,749	80,721,190

TOTAL INDUSTRIALS		1,118,916,964

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 2.5%
Cisco Systems, Inc.	3,549,261	167,170,193
CommScope Holding Co., Inc. (a)	3,175,388	29,467,601
F5 Networks, Inc. (a)	333,961	45,385,300
		242,023,094
IT Services - 4.3%
Amdocs Ltd.	1,883,307	116,953,365
Capgemini SA	645,592	83,272,023
Fidelity National Information Services, Inc.	540,659	79,103,818
Fiserv, Inc. (a)	236,100	23,560,419
IBM Corp.	867,028	106,592,422
		409,482,047
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.	111,586	35,344,866
Intel Corp.	2,346,508	111,998,827
		147,343,693
Software - 1.2%
Nortonlifelock, Inc.	3,108,581	66,679,062
SS&C Technologies Holdings, Inc.	859,539	49,423,493
		116,102,555

TOTAL INFORMATION TECHNOLOGY		914,951,389

MATERIALS - 4.5%
Chemicals - 2.7%
DuPont de Nemours, Inc.	1,844,623	98,650,438
Olin Corp.	4,488,451	50,450,189
The Chemours Co. LLC	3,155,600	58,473,268
W.R. Grace & Co.	991,600	45,742,508
Westlake Chemical Corp.	10	545
		253,316,948
Construction Materials - 0.7%
Eagle Materials, Inc.	521,800	41,864,014
Summit Materials, Inc. (a)	1,823,700	26,844,864
		68,708,878
Containers & Packaging - 1.1%
Crown Holdings, Inc. (a)	1,491,200	106,740,096

TOTAL MATERIALS		428,765,922

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent Class A	1,330,400	38,581,600
American Tower Corp.	174,584	45,634,512
Corporate Office Properties Trust (SBI)	1,620,377	42,907,583
Digital Realty Trust, Inc.	399,100	64,071,514
Highwoods Properties, Inc. (SBI)	744,000	28,524,960
Prologis (REIT), Inc.	1,116,063	117,655,361
VICI Properties, Inc.	671,200	14,571,752
Weyerhaeuser Co.	2,865,100	79,678,431
		431,625,713
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	2,754,800	29,476,360

TOTAL REAL ESTATE		461,102,073

UTILITIES - 5.9%
Electric Utilities - 2.2%
Edison International	1,200,000	66,804,000
Evergy, Inc.	665,700	43,157,331
Exelon Corp.	2,125,200	82,053,972
NextEra Energy, Inc.	67	18,807
PG&E Corp. (c)	636,648	5,655,026
PG&E Corp. (a)	1,377,100	12,875,885
		210,565,021
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	4,261,100	64,896,553
Vistra Corp.	3,153,433	58,843,060
		123,739,613
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	3,480,800	66,170,008
Dominion Energy, Inc.	1,025,500	83,096,265
Sempra Energy	618,799	77,015,724
		226,281,997

TOTAL UTILITIES		560,586,631

TOTAL COMMON STOCKS
(Cost $8,620,936,869)		9,229,604,750

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.14% (d)	106,833,624	106,865,675
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	52,097,140	52,102,350
TOTAL MONEY MARKET FUNDS
(Cost $158,957,251)		158,968,025

Equity Funds - 1.6%
Domestic Equity Funds - 1.6%
iShares Russell 1000 Value Index ETF (b)
(Cost $138,095,379)	1,298,472	152,090,025
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $8,917,989,499)		9,540,662,800
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(47,343,651)
NET ASSETS - 100%		$9,493,319,149

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,655,026 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$6,048,156

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$678,844
Fidelity Securities Lending Cash Central Fund	202,238
Total	$881,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$874,187,025	$874,187,025	$--	$--
Consumer Discretionary	637,386,049	637,386,049	--	--
Consumer Staples	746,246,361	746,246,361	--	--
Energy	454,683,156	454,683,156	--	--
Financials	1,711,939,497	1,692,704,987	19,234,510	--
Health Care	1,320,839,683	1,320,839,683	--	--
Industrials	1,118,916,964	1,044,184,092	74,732,872	--
Information Technology	914,951,389	914,951,389	--	--
Materials	428,765,922	428,765,922	--	--
Real Estate	461,102,073	461,102,073	--	--
Utilities	560,586,631	554,931,605	5,655,026	--
Money Market Funds	158,968,025	158,968,025	--	--
Equity Funds	152,090,025	152,090,025	--	--
Total Investments in Securities:	$9,540,662,800	$9,441,040,392	$99,622,408	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,682,554) — See accompanying schedule: Unaffiliated issuers (cost $8,759,032,248)	$9,381,694,775
Fidelity Central Funds (cost $158,957,251)	158,968,025
Total Investment in Securities (cost $8,917,989,499)		$9,540,662,800
Cash		49,983
Foreign currency held at value (cost $485)		502
Receivable for investments sold		42,361,944
Receivable for fund shares sold		6,029,668
Dividends receivable		12,209,284
Distributions receivable from Fidelity Central Funds		33,394
Other receivables		70
Total assets		9,601,347,645
Liabilities
Payable for investments purchased	$42,561,171
Payable for fund shares redeemed	13,338,111
Other payables and accrued expenses	26,864
Collateral on securities loaned	52,102,350
Total liabilities		108,028,496
Net Assets		$9,493,319,149
Net Assets consist of:
Paid in capital		$9,340,042,516
Total accumulated earnings (loss)		153,276,633
Net Assets		$9,493,319,149
Net Asset Value, offering price and redemption price per share ($9,493,319,149 ÷ 880,883,602 shares)		$10.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$113,723,616
Special dividends		28,862,400
Interest		23,684
Income from Fidelity Central Funds (including $202,238 from security lending)		881,082
Total income		143,490,782
Expenses
Custodian fees and expenses	$43,159
Independent trustees' fees and expenses	28,157
Commitment fees	10,974
Miscellaneous	765
Total expenses		83,055
Net investment income (loss)		143,407,727
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(552,731,788)
Fidelity Central Funds	27,843
Foreign currency transactions	(220,867)
Futures contracts	(24,869,774)
Total net realized gain (loss)		(577,794,586)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(767,191,084)
Fidelity Central Funds	9,913
Assets and liabilities in foreign currencies	11,511
Futures contracts	1,012,358
Total change in net unrealized appreciation (depreciation)		(766,157,302)
Net gain (loss)		(1,343,951,888)
Net increase (decrease) in net assets resulting from operations		$(1,200,544,161)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,407,727	$241,637,306
Net realized gain (loss)	(577,794,586)	437,023,377
Change in net unrealized appreciation (depreciation)	(766,157,302)	718,904,431
Net increase (decrease) in net assets resulting from operations	(1,200,544,161)	1,397,565,114
Distributions to shareholders	(172,895,169)	(570,671,464)
Share transactions
Proceeds from sales of shares	1,264,133,177	1,185,143,827
Reinvestment of distributions	172,895,169	570,671,463
Cost of shares redeemed	(543,917,463)	(3,140,079,084)
Net increase (decrease) in net assets resulting from share transactions	893,110,883	(1,384,263,794)
Total increase (decrease) in net assets	(480,328,447)	(557,370,144)
Net Assets
Beginning of period	9,973,647,596	10,531,017,740
End of period	$9,493,319,149	$9,973,647,596
Other Information
Shares
Sold	117,917,168	96,419,816
Issued in reinvestment of distributions	15,891,100	46,089,849
Redeemed	(53,259,865)	(252,732,221)
Net increase (decrease)	80,548,403	(110,222,556)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$11.57	$13.47	$12.49	$10.38	$12.67
Income from Investment Operations
Net investment income (loss)A	.17B	.28	.29	.28C	.17	.18
Net realized and unrealized gain (loss)	(1.63)	1.33	(1.01)	1.63	2.25	(.96)
Total from investment operations	(1.46)	1.61	(.72)	1.91	2.42	(.78)
Distributions from net investment income	(.01)	(.31)	(.27)	(.28)	(.16)	(.20)D
Distributions from net realized gain	(.21)	(.41)	(.90)	(.65)	(.14)	(1.31)D
Total distributions	(.22)	(.72)	(1.18)E	(.93)	(.31)F	(1.51)
Net asset value, end of period	$10.78	$12.46	$11.57	$13.47	$12.49	$10.38
Total ReturnG,H	(11.76)%	13.98%	(5.07)%	15.62%	23.49%	(6.69)%
Ratios to Average Net AssetsI,J
Expenses before reductions	- %K,L	- %L	- %L	.20%	.67%	.73%
Expenses net of fee waivers, if any	- %K,L	- %L	- %L	.20%	.67%	.73%
Expenses net of all reductions	- %K,L	- %L	- %L	.20%	.66%	.72%
Net investment income (loss)	3.33%B,K	2.32%	2.33%	2.13%C	1.51%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$9,493,319	$9,973,648	$10,531,018	$10,485,796	$3,615,123	$2,860,230
Portfolio turnover rateM	117%K	65%N	87%O	61%	54%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.87%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.18 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.902 per share.

 F Total distributions of $.31 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.144 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

 O The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.4
Comcast Corp. Class A	2.8
Cisco Systems, Inc.	2.6
Centene Corp.	2.3
Wells Fargo & Co.	2.2
Cigna Corp.	2.2
UnitedHealth Group, Inc.	2.2
Bristol-Myers Squibb Co.	2.1
Newmont Corp.	2.1
DuPont de Nemours, Inc.	2.0
23.9

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Health Care	18.1
Financials	17.6
Industrials	14.7
Information Technology	10.9
Communication Services	9.6

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks	99.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 17.6%

Fidelity® Series Value Discovery Fund

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	2,404,934	$17,099,081
Interactive Media & Services - 2.9%
Alphabet, Inc. Class A (a)	90,991	135,390,058
Facebook, Inc. Class A (a)	364,200	92,386,614
		227,776,672
Media - 4.8%
Comcast Corp. Class A	5,056,804	216,431,211
Fox Corp. Class A	925,610	23,852,970
Interpublic Group of Companies, Inc.	5,006,214	90,362,163
WPP PLC	4,992,762	37,027,800
		367,674,144
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	1,191,953	127,991,913

TOTAL COMMUNICATION SERVICES		740,541,810

CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.7%
Lear Corp.	499,613	55,147,283
Household Durables - 1.2%
Newell Brands, Inc.	1,219,900	20,006,360
Whirlpool Corp.	440,224	71,809,339
		91,815,699
Multiline Retail - 1.0%
Dollar General Corp.	392,639	74,758,466
Specialty Retail - 3.9%
Best Buy Co., Inc.	964,200	96,024,678
Dick's Sporting Goods, Inc.	817,500	37,294,350
Lowe's Companies, Inc.	812,600	121,004,266
Tiffany & Co., Inc.	157,700	19,769,272
Urban Outfitters, Inc. (a)	472,200	7,810,188
Williams-Sonoma, Inc.	243,700	21,231,144
		303,133,898
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	1,395,785	67,918,898
Tapestry, Inc.	2,315,755	30,938,487
		98,857,385

TOTAL CONSUMER DISCRETIONARY		623,712,731

CONSUMER STAPLES - 4.6%
Beverages - 0.4%
C&C Group PLC (United Kingdom)	597,461	1,810,507
Coca-Cola European Partners PLC	750,500	30,898,085
		32,708,592
Food& Staples Retailing - 2.8%
Performance Food Group Co. (a)	1,640,700	45,972,414
Sysco Corp.	1,371,724	72,495,613
U.S. Foods Holding Corp. (a)	4,858,830	98,634,249
		217,102,276
Food Products - 0.3%
Tyson Foods, Inc. Class A	350,900	21,562,805
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	272,622	14,765,208
Tobacco - 0.9%
Altria Group, Inc.	1,549,000	63,741,350

TOTAL CONSUMER STAPLES		349,880,231

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	1,278,754	13,171,166
Oil, Gas & Consumable Fuels - 3.4%
BP PLC sponsored ADR	1,043,900	23,007,556
Cabot Oil & Gas Corp.	3,362,400	62,876,880
Dynagas LNG Partners LP (a)	994,300	3,112,159
GasLog Partners LP (b)	876,809	3,349,410
Golar LNG Ltd. (b)	1,412,233	10,591,748
Golar LNG Partners LP	2,435,893	6,357,681
Parex Resources, Inc. (a)	5,202,688	62,923,995
Teekay LNG Partners LP	3,062,367	33,318,553
Total SA sponsored ADR	842,100	31,713,486
Valero Energy Corp.	395,500	22,238,965
		259,490,433

TOTAL ENERGY		272,661,599

FINANCIALS - 17.6%
Banks - 6.4%
Bank of America Corp.	5,325,800	132,505,904
CIT Group, Inc. (b)	890,800	16,898,476
Cullen/Frost Bankers, Inc.	255,900	18,440,154
JPMorgan Chase & Co.	982,000	94,900,480
M&T Bank Corp.	345,944	36,652,767
Truist Financial Corp.	598,300	22,412,318
Wells Fargo & Co.	7,010,022	170,063,134
		491,873,233
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	488,731	33,619,805
BlackRock, Inc. Class A	46,200	26,565,462
Invesco Ltd.	921,824	9,255,113
State Street Corp.	329,539	21,021,293
		90,461,673
Consumer Finance - 2.5%
Capital One Financial Corp.	1,352,774	86,306,981
Discover Financial Services	2,119,034	104,743,851
		191,050,832
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	1,346,966	263,709,001
Insurance - 3.4%
Allstate Corp.	241,403	22,786,029
American International Group, Inc.	1,040,500	33,441,670
Chubb Ltd.	721,239	91,770,450
MetLife, Inc.	432,400	16,366,340
The Travelers Companies, Inc.	853,770	97,688,363
		262,052,852
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,152,400	15,672,640
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	656,800	23,533,144
MGIC Investment Corp.	1,726,300	14,276,501
		37,809,645

TOTAL FINANCIALS		1,352,629,876

HEALTH CARE - 18.1%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	623,500	63,902,515
Amgen, Inc.	510,698	124,952,480
Regeneron Pharmaceuticals, Inc. (a)	137,100	86,656,797
		275,511,792
Health Care Providers & Services - 9.5%
Anthem, Inc.	326,426	89,375,439
Centene Corp. (a)	2,761,803	180,207,646
Cigna Corp.	979,507	169,151,064
CVS Health Corp.	1,424,134	89,634,994
Humana, Inc.	84,022	32,974,434
UnitedHealth Group, Inc.	556,144	168,389,280
		729,732,857
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	2,765,448	162,221,180
Bristol-Myers Squibb Co. rights (a)	1,566,696	5,640,106
Roche Holding AG (participation certificate)	359,999	124,688,017
Sanofi SA sponsored ADR	1,739,578	91,240,866
		383,790,169

TOTAL HEALTH CARE		1,389,034,818

INDUSTRIALS - 14.7%
Aerospace & Defense - 2.5%
Airbus Group NV	733,400	53,681,919
General Dynamics Corp.	631,017	92,595,435
Raytheon Technologies Corp.	739,600	41,920,528
		188,197,882
Air Freight & Logistics - 0.5%
Deutsche Post AG	610,500	24,780,309
XPO Logistics, Inc. (a)	220,100	16,511,902
		41,292,211
Airlines - 0.8%
Alaska Air Group, Inc.	977,500	33,665,100
Copa Holdings SA Class A (b)	638,400	26,455,296
		60,120,396
Building Products - 2.3%
Carrier Global Corp.	742,100	20,214,804
Jeld-Wen Holding, Inc. (a)	742,100	14,545,160
Owens Corning	1,335,800	80,775,826
Trane Technologies PLC	532,871	59,612,279
		175,148,069
Commercial Services & Supplies - 0.1%
Steelcase, Inc. Class A	474,700	5,093,531
Electrical Equipment - 2.8%
Acuity Brands, Inc.	679,600	67,348,360
Regal Beloit Corp.	681,300	62,659,161
Vestas Wind Systems A/S	688,468	88,251,245
		218,258,766
Industrial Conglomerates - 1.2%
Siemens AG	747,800	95,296,668
Machinery - 3.2%
Gardner Denver Holdings, Inc. (a)	804,531	25,415,134
ITT, Inc.	257,600	14,871,248
Oshkosh Corp.	1,063,500	83,718,720
Otis Worldwide Corp.	503,300	31,577,042
Stanley Black & Decker, Inc.	590,500	90,535,460
		246,117,604
Trading Companies & Distributors - 1.3%
Beacon Roofing Supply, Inc. (a)	298,600	9,304,376
HD Supply Holdings, Inc. (a)	1,858,829	65,244,898
United Rentals, Inc. (a)	165,600	25,729,272
		100,278,546

TOTAL INDUSTRIALS		1,129,803,673

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,221,475	198,831,473
CommScope Holding Co., Inc. (a)	1,000,100	9,280,928
		208,112,401
Electronic Equipment & Components - 1.4%
Avnet, Inc.	159,200	4,253,824
TE Connectivity Ltd.	1,147,038	102,166,675
		106,420,499
IT Services - 2.1%
Amdocs Ltd.	760,938	47,254,250
Capgemini SA	282,100	36,386,816
Cognizant Technology Solutions Corp. Class A	1,154,979	78,908,165
		162,549,231
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	29,400	9,312,450
Intel Corp.	3,146,000	150,158,580
NXP Semiconductors NV	404,100	47,493,873
ON Semiconductor Corp. (a)	525,100	10,817,060
		217,781,963
Software - 0.5%
Nortonlifelock, Inc.	1,764,728	37,853,416

TOTAL INFORMATION TECHNOLOGY		732,717,510

MATERIALS - 5.3%
Chemicals - 2.5%
Albemarle Corp. U.S. (b)	487,300	40,182,758
DuPont de Nemours, Inc.	2,901,600	155,177,568
		195,360,326
Metals & Mining - 2.8%
BHP Billiton Ltd. sponsored ADR	173,800	9,183,592
Lundin Mining Corp.	7,991,300	44,745,791
Newmont Corp.	2,327,329	161,051,167
		214,980,550

TOTAL MATERIALS		410,340,876

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	601,594	37,509,386
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	2,427,872	106,365,072

TOTAL REAL ESTATE		143,874,458

UTILITIES - 4.8%
Electric Utilities - 3.7%
Exelon Corp.	2,335,406	90,170,026
PG&E Corp. (a)	6,963,400	65,107,790
Southern Co.	2,288,276	124,962,752
		280,240,568
Multi-Utilities - 1.1%
Dominion Energy, Inc.	1,055,300	85,510,959

TOTAL UTILITIES		365,751,527

TOTAL COMMON STOCKS
(Cost $7,154,976,135)		7,510,949,109

Nonconvertible Preferred Stocks - 1.4%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	111,972	2,527,208
INFORMATION TECHNOLOGY - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co. Ltd.	2,603,340	107,759,545
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $105,899,001)		110,286,753

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $39,369,027)	39,369,027	18,031,014

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.14% (f)	33,207,971	33,217,934
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	54,567,533	54,572,990
TOTAL MONEY MARKET FUNDS
(Cost $87,787,689)		87,790,924
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $7,388,031,852)		7,727,057,800
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(49,222,654)
NET ASSETS - 100%		$7,677,835,146

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,031,014 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$39,369,027

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,701
Fidelity Securities Lending Cash Central Fund	278,253
Total	$489,954

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Golar LNG Partners LP	$28,557,220	$--	$8,846,532	$1,664,735	$(31,083,043)	$17,032,203	$--
Total	$28,557,220	$--	$8,846,532	$1,664,735	$(31,083,043)	$17,032,203	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$740,541,810	$703,514,010	$37,027,800	$--
Consumer Discretionary	623,712,731	623,712,731	--	--
Consumer Staples	349,880,231	349,880,231	--	--
Energy	275,188,807	275,188,807	--	--
Financials	1,352,629,876	1,352,629,876	--	--
Health Care	1,389,034,818	1,264,346,801	124,688,017	--
Industrials	1,129,803,673	867,793,532	262,010,141	--
Information Technology	840,477,055	840,477,055	--	--
Materials	410,340,876	410,340,876	--	--
Real Estate	143,874,458	143,874,458	--	--
Utilities	365,751,527	365,751,527	--	--
Other	18,031,014	--	--	18,031,014
Money Market Funds	87,790,924	87,790,924	--	--
Total Investments in Securities:	$7,727,057,800	$7,285,300,828	$423,725,958	$18,031,014

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.4%
Switzerland	4.1%
France	2.1%
Canada	1.6%
Germany	1.5%
Korea (South)	1.4%
Netherlands	1.3%
Denmark	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,774,916) — See accompanying schedule: Unaffiliated issuers (cost $7,300,244,163)	$7,639,266,876
Fidelity Central Funds (cost $87,787,689)	87,790,924
Total Investment in Securities (cost $7,388,031,852)		$7,727,057,800
Restricted cash		1,317,277
Foreign currency held at value (cost $2,994)		3,090
Receivable for fund shares sold		7,413,550
Dividends receivable		8,137,725
Distributions receivable from Fidelity Central Funds		44,172
Other receivables		20,292
Total assets		7,743,993,906
Liabilities
Payable for investments purchased	$16,538
Payable for fund shares redeemed	11,516,870
Other payables and accrued expenses	51,996
Collateral on securities loaned	54,573,356
Total liabilities		66,158,760
Net Assets		$7,677,835,146
Net Assets consist of:
Paid in capital		$7,640,615,323
Total accumulated earnings (loss)		37,219,823
Net Assets		$7,677,835,146
Net Asset Value, offering price and redemption price per share ($7,677,835,146 ÷ 637,159,300 shares)		$12.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends (including $1,664,735 earned from other affiliated issuers)		$85,503,897
Special dividends		22,436,736
Income from Fidelity Central Funds (including $278,253 from security lending)		489,954
Total income		108,430,587
Expenses
Custodian fees and expenses	$78,047
Independent trustees' fees and expenses	21,867
Interest	450
Commitment fees	8,514
Miscellaneous	796
Total expenses before reductions	109,674
Expense reductions	(1,977)
Total expenses after reductions		107,697
Net investment income (loss)		108,322,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(363,695,975)
Fidelity Central Funds	3,886
Other affiliated issuers	(31,083,043)
Foreign currency transactions	(78,536)
Total net realized gain (loss)		(394,853,668)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $67)	(252,792,619)
Fidelity Central Funds	3,235
Other affiliated issuers	17,032,203
Assets and liabilities in foreign currencies	94,935
Total change in net unrealized appreciation (depreciation)		(235,662,246)
Net gain (loss)		(630,515,914)
Net increase (decrease) in net assets resulting from operations		$(522,193,024)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,322,890	$193,538,697
Net realized gain (loss)	(394,853,668)	203,465,815
Change in net unrealized appreciation (depreciation)	(235,662,246)	420,482,433
Net increase (decrease) in net assets resulting from operations	(522,193,024)	817,486,945
Distributions to shareholders	(75,629,368)	(296,535,267)
Share transactions
Proceeds from sales of shares	1,108,456,585	1,277,932,118
Reinvestment of distributions	75,629,368	296,535,267
Cost of shares redeemed	(465,419,259)	(2,280,713,430)
Net increase (decrease) in net assets resulting from share transactions	718,666,694	(706,246,045)
Total increase (decrease) in net assets	120,844,302	(185,294,367)
Net Assets
Beginning of period	7,556,990,844	7,742,285,211
End of period	$7,677,835,146	$7,556,990,844
Other Information
Shares
Sold	91,536,278	97,940,472
Issued in reinvestment of distributions	6,393,015	22,195,753
Redeemed	(41,558,672)	(174,379,368)
Net increase (decrease)	56,370,621	(54,243,143)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Value Discovery Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$12.19	$13.89	$13.03	$10.83	$12.31
Income from Investment Operations
Net investment income (loss)A	.18B	.32	.32	.31	.27	.31
Net realized and unrealized gain (loss)	(1.01)	1.03	(1.20)	1.58	2.44	(.80)
Total from investment operations	(.83)	1.35	(.88)	1.89	2.71	(.49)
Distributions from net investment income	–	(.34)	(.30)	(.25)C	(.26)	(.32)
Distributions from net realized gain	(.13)	(.19)	(.52)	(.78)C	(.25)	(.67)
Total distributions	(.13)	(.53)	(.82)	(1.03)	(.51)	(.99)
Net asset value, end of period	$12.05	$13.01	$12.19	$13.89	$13.03	$10.83
Total ReturnD,E	(6.35)%	10.95%	(6.12)%	15.05%	25.40%	(4.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.27%	.62%	.62%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.27%	.62%	.62%
Expenses net of all reductions	- %H,I	- %I	- %I	.26%	.62%	.62%
Net investment income (loss)	3.19%B,H	2.49%	2.47%	2.29%	2.21%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$7,677,835	$7,556,991	$7,742,285	$7,430,718	$5,063,707	$4,400,959
Portfolio turnover rateJ	95%H	47%K	40%L	74%K	42%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.53%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, market discount, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund	$2,270,438,627	$1,291,583,172	$(117,420,031)	$1,174,163,141
Fidelity Series Stock Selector Large Cap Value Fund	9,054,224,118	1,191,342,723	(704,904,041)	486,438,682
Fidelity Series Value Discovery Fund	7,440,678,997	1,049,555,559	(763,176,756)	286,378,803

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Series Value Discovery (the Fund) invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $19,348,291 in this Subsidiary, representing .25% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,100,040,066	1,234,095,699
Fidelity Series Stock Selector Large Cap Value Fund	6,052,854,373	4,995,657,234
Fidelity Series Value Discovery Fund	4,203,402,275	3,198,359,214

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$36,116
Fidelity Series Stock Selector Large Cap Value Fund	135,889
Fidelity Series Value Discovery Fund	118,029

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series All-Sector Equity Fund	Borrower	$21,842,000	1.83%	$1,110
Fidelity Series Value Discovery Fund	Borrower	$5,960,500	1.36%	$450

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund received investments in exchange for shares of the Funds. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund in-kind transactions, please refer to the Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund prior annual shareholder report.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Fidelity Series Value Discovery Fund	$ 1,146

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series All-Sector Equity Fund	$4,000
Fidelity Series Stock Selector Large Cap Value Fund	10,974
Fidelity Series Value Discovery Fund	8,514

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS. Affiliated security lending activity was as follows:

Total Security Lending Income Fees Paid to NFS
Fidelity Series All-Sector Equity Fund	$1,432
Fidelity Series Stock Selector Large Cap Value Fund	$4,067
Fidelity Series Value Discovery Fund	$27,000

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Value Discovery Fund	1,977

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Series All-Sector Equity Fund	- %-C
Actual		$1,000.00	$1,042.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Fidelity Series Stock Selector Large Cap Value Fund	- %-C
Actual		$1,000.00	$882.40	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D
Fidelity Series Value Discovery Fund	- %-C
Actual		$1,000.00	$936.50	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000

PROPOSAL 2

For Fidelity Series All-Sector Equity Fund, to convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	2,929,371,338.307	100.000
Against	0.000	0.000
Abstain	0.000	0.000
Broker Non-Vote	0.000	0.000
TOTAL	2,929,371,338.307	100.000

PROPOSAL 2

For Fidelity Series Stock Selector Large Cap Value Fund, to convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	7,882,340,338.722	100.000
Against	0.000	0.000
Abstain	0.000	0.000
Broker Non-Vote	0.000	0.000
TOTAL	7,882,340,338.722	100.000

PROPOSAL 2

For Fidelity Series Value Discovery, to convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	6,152,398,703.645	100.000
Against	0.000	0.000
Abstain	0.000	0.000
Broker Non-Vote	0.000	0.000
TOTAL	6,152,398,703.645	100.000
Proposal 1 reflects trust wide proposal and voting results.

EDT-LDT-SANN-0920
1.956974.107

Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report

July 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
The Walt Disney Co.	2.6
Berkshire Hathaway, Inc. Class B	2.5
Verizon Communications, Inc.	2.4
McDonald's Corp.	2.2
Johnson & Johnson	2.1
Capital One Financial Corp.	1.9
Cisco Systems, Inc.	1.8
Procter & Gamble Co.	1.7
Bank of America Corp.	1.5
Sensata Technologies, Inc. PLC	1.5
20.2

Top Five Market Sectors as of July 31, 2020

% of fund's net assets
Financials	18.1
Health Care	14.1
Industrials	12.1
Information Technology	9.8
Communication Services	9.4

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 9.6%

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	78,512	$2,322,385
Liberty Global PLC Class C (a)	84,405	1,921,058
Verizon Communications, Inc.	167,433	9,624,049
		13,867,492
Entertainment - 2.6%
The Walt Disney Co.	86,817	10,152,380
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	2,463	3,664,821
Media - 2.4%
Comcast Corp. Class A	115,633	4,949,092
Discovery Communications, Inc. Class A (a)	35,589	750,928
Interpublic Group of Companies, Inc.	199,504	3,601,047
		9,301,067

TOTAL COMMUNICATION SERVICES		36,985,760

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.9%
Aptiv PLC	45,910	3,569,503
Hotels, Restaurants & Leisure - 2.8%
Las Vegas Sands Corp.	57,800	2,522,392
McDonald's Corp.	44,780	8,699,858
		11,222,250
Household Durables - 0.6%
Lennar Corp. Class A	31,150	2,253,703
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	30,160	2,815,436
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	14,201	2,669,788
Ulta Beauty, Inc. (a)	12,030	2,321,670
		4,991,458
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	34,210	2,064,916

TOTAL CONSUMER DISCRETIONARY		26,917,266

CONSUMER STAPLES - 8.0%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	6,760	1,204,632
Keurig Dr. Pepper, Inc. (b)	70,407	2,153,750
PepsiCo, Inc.	3,600	495,576
The Coca-Cola Co.	75,256	3,555,093
		7,409,051
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	3,097	1,008,166
Walmart, Inc.	39,871	5,159,307
		6,167,473
Food Products - 1.2%
Lamb Weston Holdings, Inc.	15,433	927,215
Mondelez International, Inc.	72,643	4,030,960
		4,958,175
Household Products - 2.5%
Kimberly-Clark Corp.	20,454	3,109,826
Procter & Gamble Co.	52,233	6,848,791
		9,958,617
Tobacco - 0.8%
Philip Morris International, Inc.	39,211	3,011,797

TOTAL CONSUMER STAPLES		31,505,113

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Cenovus Energy, Inc. (Canada)	500,700	2,227,908
Cheniere Energy, Inc. (a)	63,200	3,127,136
Chevron Corp.	30,100	2,526,594
ConocoPhillips Co.	80,100	2,994,939
Equinor ASA	172,100	2,539,377
Hess Corp.	51,600	2,539,236
Noble Energy, Inc.	89,800	897,102
Valero Energy Corp.	43,800	2,462,874
		19,315,166
FINANCIALS - 18.1%
Banks - 5.7%
Bank of America Corp.	238,600	5,936,368
Citigroup, Inc.	99,800	4,990,998
DNB ASA	51,700	794,078
First Horizon National Corp.	92,800	860,256
Huntington Bancshares, Inc.	75,600	700,812
JPMorgan Chase & Co.	44,300	4,281,152
KeyCorp	100,800	1,210,608
Truist Financial Corp.	36,167	1,354,816
Wells Fargo & Co.	95,400	2,314,404
		22,443,492
Capital Markets - 4.3%
Bank of New York Mellon Corp.	118,200	4,237,470
BlackRock, Inc. Class A	4,600	2,645,046
Cboe Global Markets, Inc.	18,700	1,639,990
Intercontinental Exchange, Inc.	29,200	2,825,976
Morgan Stanley	84,700	4,140,136
Virtu Financial, Inc. Class A	59,400	1,473,120
		16,961,738
Consumer Finance - 2.4%
Ally Financial, Inc.	48,900	982,890
Capital One Financial Corp.	115,500	7,368,900
Discover Financial Services	22,100	1,092,403
		9,444,193
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	50,957	9,976,361
Insurance - 3.2%
American International Group, Inc.	43,170	1,387,484
Chubb Ltd.	5,400	687,096
Hartford Financial Services Group, Inc.	49,200	2,082,144
The Travelers Companies, Inc.	46,300	5,297,646
Willis Towers Watson PLC	14,784	3,104,788
		12,559,158

TOTAL FINANCIALS		71,384,942

HEALTH CARE - 14.1%
Biotechnology - 0.6%
Gilead Sciences, Inc.	34,200	2,377,926
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	27,700	2,787,728
Baxter International, Inc.	30,900	2,669,142
Becton, Dickinson & Co.	16,100	4,529,574
Boston Scientific Corp. (a)	54,400	2,098,208
Danaher Corp.	27,600	5,624,880
Medtronic PLC	35,620	3,436,618
		21,146,150
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	21,400	1,168,868
Cigna Corp.	19,900	3,436,531
CVS Health Corp.	28,834	1,814,812
Humana, Inc.	5,600	2,197,720
UnitedHealth Group, Inc.	8,900	2,694,742
		11,312,673
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	10,500	4,346,475
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	39,000	2,287,740
Johnson & Johnson	56,685	8,262,406
Merck & Co., Inc.	7,500	601,800
Pfizer, Inc.	142,771	5,493,828
		16,645,774

TOTAL HEALTH CARE		55,828,998

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.8%
General Dynamics Corp.	23,411	3,435,330
Northrop Grumman Corp.	5,000	1,625,050
Raytheon Technologies Corp.	72,037	4,083,057
The Boeing Co.	11,846	1,871,668
		11,015,105
Air Freight & Logistics - 1.4%
FedEx Corp.	32,683	5,503,817
Construction & Engineering - 1.3%
AECOM (a)	140,095	5,070,038
Electrical Equipment - 1.5%
Sensata Technologies, Inc. PLC (a)	152,044	5,774,631
Industrial Conglomerates - 1.1%
General Electric Co.	566,370	3,437,866
Honeywell International, Inc.	6,380	952,981
		4,390,847
Machinery - 0.3%
Caterpillar, Inc.	8,708	1,157,119
Marine - 0.8%
A.P. Moller - Maersk A/S Series B	2,469	3,178,670
Professional Services - 0.9%
Nielsen Holdings PLC	252,336	3,641,208
Road & Rail - 1.1%
Norfolk Southern Corp.	22,986	4,418,139
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	101,196	3,551,980

TOTAL INDUSTRIALS		47,701,554

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.6%
Cisco Systems, Inc.	149,555	7,044,041
CommScope Holding Co., Inc. (a)	135,143	1,254,127
F5 Networks, Inc. (a)	14,213	1,931,547
		10,229,715
IT Services - 4.4%
Amdocs Ltd.	79,327	4,926,207
Capgemini SA	27,211	3,509,825
Fidelity National Information Services, Inc.	23,011	3,366,739
Fiserv, Inc. (a)	9,900	987,921
IBM Corp.	36,533	4,491,367
		17,282,059
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.	4,706	1,490,626
Intel Corp.	98,881	4,719,590
		6,210,216
Software - 1.2%
Nortonlifelock, Inc.	130,976	2,809,435
SS&C Technologies Holdings, Inc.	36,203	2,081,673
		4,891,108

TOTAL INFORMATION TECHNOLOGY		38,613,098

MATERIALS - 4.4%
Chemicals - 2.6%
DuPont de Nemours, Inc.	75,539	4,039,826
Olin Corp.	183,805	2,065,968
The Chemours Co. LLC	129,040	2,391,111
W.R. Grace & Co.	40,541	1,870,156
		10,367,061
Construction Materials - 0.7%
Eagle Materials, Inc.	21,310	1,709,701
Summit Materials, Inc. (a)	74,881	1,102,248
		2,811,949
Containers & Packaging - 1.1%
Crown Holdings, Inc. (a)	61,066	4,371,104

TOTAL MATERIALS		17,550,114

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent Class A	56,100	1,626,900
American Tower Corp.	7,400	1,934,286
Corporate Office Properties Trust (SBI)	68,400	1,811,232
Digital Realty Trust, Inc.	16,800	2,697,072
Highwoods Properties, Inc. (SBI)	28,700	1,100,358
Prologis (REIT), Inc.	46,500	4,902,030
VICI Properties, Inc.	28,300	614,393
Weyerhaeuser Co.	120,800	3,359,448
		18,045,719
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	133,600	1,429,520

TOTAL REAL ESTATE		19,475,239

UTILITIES - 5.9%
Electric Utilities - 2.2%
Edison International	50,082	2,788,065
Evergy, Inc.	27,743	1,798,579
Exelon Corp.	88,966	3,434,977
PG&E Corp. (a)	57,591	538,476
PG&E Corp. (c)	31,334	278,324
		8,838,421
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	178,481	2,718,266
Vistra Corp.	132,122	2,465,397
		5,183,663
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	145,767	2,771,031
Dominion Energy, Inc.	42,933	3,478,861
Sempra Energy	25,879	3,220,900
		9,470,792

TOTAL UTILITIES		23,492,876

TOTAL COMMON STOCKS
(Cost $386,658,370)		388,770,126

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.14% (d)	3,947,600	3,948,784
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	1,436,256	1,436,400
TOTAL MONEY MARKET FUNDS
(Cost $5,384,577)		5,385,184

Equity Funds - 0.4%
Domestic Equity Funds - 0.4%
iShares Russell 1000 Value Index ETF
(Cost $1,495,002)	12,800	1,499,264
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $393,537,949)		395,654,574
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(618,117)
NET ASSETS - 100%		$395,036,457

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,324 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$297,673

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,893
Fidelity Securities Lending Cash Central Fund	10,986
Total	$34,879

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$36,985,760	$36,985,760	$--	$--
Consumer Discretionary	26,917,266	26,917,266	--	--
Consumer Staples	31,505,113	31,505,113	--	--
Energy	19,315,166	19,315,166	--	--
Financials	71,384,942	70,590,864	794,078	--
Health Care	55,828,998	55,828,998	--	--
Industrials	47,701,554	44,522,884	3,178,670	--
Information Technology	38,613,098	38,613,098	--	--
Materials	17,550,114	17,550,114	--	--
Real Estate	19,475,239	19,475,239	--	--
Utilities	23,492,876	23,214,552	278,324	--
Money Market Funds	5,385,184	5,385,184	--	--
Equity Funds	1,499,264	1,499,264	--	--
Total Investments in Securities:	$395,654,574	$391,403,502	$4,251,072	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,394,904) — See accompanying schedule: Unaffiliated issuers (cost $388,153,372)	$390,269,390
Fidelity Central Funds (cost $5,384,577)	5,385,184
Total Investment in Securities (cost $393,537,949)		$395,654,574
Receivable for investments sold		2,357,442
Receivable for fund shares sold		165,934
Dividends receivable		519,225
Distributions receivable from Fidelity Central Funds		1,242
Other receivables		20,527
Total assets		398,718,944
Liabilities
Payable to custodian bank	$51,522
Payable for investments purchased	1,801,289
Payable for fund shares redeemed	156,911
Accrued management fee	112,663
Distribution and service plan fees payable	12,548
Other affiliated payables	70,875
Other payables and accrued expenses	40,279
Collateral on securities loaned	1,436,400
Total liabilities		3,682,487
Net Assets		$395,036,457
Net Assets consist of:
Paid in capital		$432,622,174
Total accumulated earnings (loss)		(37,585,717)
Net Assets		$395,036,457
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,207,574 ÷ 1,104,091 shares)(a)		$18.30
Maximum offering price per share (100/94.25 of $18.30)		$19.42
Class M:
Net Asset Value and redemption price per share ($8,179,072 ÷ 448,357 shares)(a)		$18.24
Maximum offering price per share (100/96.50 of $18.24)		$18.90
Class C:
Net Asset Value and offering price per share ($5,842,037 ÷ 328,408 shares)(a)		$17.79
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($342,903,676 ÷ 18,546,336 shares)		$18.49
Class I:
Net Asset Value, offering price and redemption price per share ($3,596,724 ÷ 193,618 shares)		$18.58
Class Z:
Net Asset Value, offering price and redemption price per share ($14,307,374 ÷ 778,596 shares)		$18.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$5,372,282
Special dividends		1,448,400
Interest		378
Income from Fidelity Central Funds (including $10,986 from security lending)		34,879
Total income		6,855,939
Expenses
Management fee
Basic fee	$1,071,517
Performance adjustment	(377,741)
Transfer agent fees	356,407
Distribution and service plan fees	80,454
Accounting fees	78,334
Custodian fees and expenses	18,300
Independent trustees' fees and expenses	1,363
Registration fees	43,938
Audit	30,687
Legal	3,957
Miscellaneous	9,588
Total expenses before reductions	1,316,804
Expense reductions	(31,433)
Total expenses after reductions		1,285,371
Net investment income (loss)		5,570,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,779,563)
Fidelity Central Funds	1,139
Foreign currency transactions	(10,308)
Futures contracts	(439,872)
Total net realized gain (loss)		(40,228,604)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,591,167)
Fidelity Central Funds	377
Assets and liabilities in foreign currencies	801
Futures contracts	43,942
Total change in net unrealized appreciation (depreciation)		(26,546,047)
Net gain (loss)		(66,774,651)
Net increase (decrease) in net assets resulting from operations		$(61,204,083)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,570,568	$14,093,575
Net realized gain (loss)	(40,228,604)	52,984,207
Change in net unrealized appreciation (depreciation)	(26,546,047)	27,658,452
Net increase (decrease) in net assets resulting from operations	(61,204,083)	94,736,234
Distributions to shareholders	(2,454,740)	(7,816,909)
Share transactions - net increase (decrease)	(40,588,716)	(537,512,895)
Total increase (decrease) in net assets	(104,247,539)	(450,593,570)
Net Assets
Beginning of period	499,283,996	949,877,566
End of period	$395,036,457	$499,283,996

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.92	$18.80	$21.26	$18.63	$15.37	$16.41
Income from Investment Operations
Net investment income (loss)A	.22B	.29	.26	.25C	.19	.15
Net realized and unrealized gain (loss)	(2.74)	2.14	(1.45)	2.54	3.27	(1.03)
Total from investment operations	(2.52)	2.43	(1.19)	2.79	3.46	(.88)
Distributions from net investment income	(.10)	(.31)	(.24)	(.16)	(.20)	(.16)
Distributions from net realized gain	–	–	(1.03)	–	–	–
Total distributions	(.10)	(.31)	(1.27)	(.16)	(.20)	(.16)
Net asset value, end of period	$18.30	$20.92	$18.80	$21.26	$18.63	$15.37
Total ReturnD,E,F	(12.05)%	12.92%	(5.46)%	15.02%	22.48%	(5.40)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.91%I	.93%	.96%	1.02%	1.05%	1.10%
Expenses net of fee waivers, if any	.91%I	.93%	.96%	1.02%	1.05%	1.10%
Expenses net of all reductions	.89%I	.93%	.95%	1.01%	1.05%	1.09%
Net investment income (loss)	2.16%B,I	1.45%	1.28%	1.27%C	1.10%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$20,208	$25,576	$25,204	$27,297	$31,054	$24,201
Portfolio turnover rateJ	115%I	68%K	92%	90%	51%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.80%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.88	$18.77	$21.24	$18.61	$15.36	$16.40
Income from Investment Operations
Net investment income (loss)A	.20B	.23	.19	.19C	.13	.10
Net realized and unrealized gain (loss)	(2.74)	2.13	(1.44)	2.54	3.26	(1.03)
Total from investment operations	(2.54)	2.36	(1.25)	2.73	3.39	(.93)
Distributions from net investment income	(.10)	(.25)	(.18)	(.10)	(.14)	(.11)
Distributions from net realized gain	–	–	(1.03)	–	–	–
Total distributions	(.10)	(.25)	(1.22)D	(.10)	(.14)	(.11)
Net asset value, end of period	$18.24	$20.88	$18.77	$21.24	$18.61	$15.36
Total ReturnE,F,G	(12.19)%	12.59%	(5.78)%	14.70%	22.04%	(5.71)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.21%J	1.24%	1.28%	1.34%	1.39%	1.42%
Expenses net of fee waivers, if any	1.21%J	1.23%	1.28%	1.34%	1.39%	1.42%
Expenses net of all reductions	1.19%J	1.23%	1.27%	1.33%	1.39%	1.41%
Net investment income (loss)	1.87%B,J	1.15%	.96%	.95%C	.76%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$8,179	$10,385	$9,542	$10,615	$10,704	$9,515
Portfolio turnover rateK	115%J	68%L	92%	90%	51%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

 D Total distributions of $1.22 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.032 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.40	$18.37	$20.81	$18.25	$15.09	$16.18
Income from Investment Operations
Net investment income (loss)A	.15B	.12	.09	.08C	.05	.01
Net realized and unrealized gain (loss)	(2.68)	2.08	(1.42)	2.49	3.18	(1.00)
Total from investment operations	(2.53)	2.20	(1.33)	2.57	3.23	(.99)
Distributions from net investment income	(.08)	(.17)	(.08)	(.01)	(.07)	(.10)
Distributions from net realized gain	–	–	(1.03)	–	–	–
Total distributions	(.08)	(.17)	(1.11)	(.01)	(.07)	(.10)
Net asset value, end of period	$17.79	$20.40	$18.37	$20.81	$18.25	$15.09
Total ReturnD,E,F	(12.39)%	11.96%	(6.26)%	14.07%	21.43%	(6.13)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.73%I	1.78%	1.80%	1.86%	1.88%	1.93%
Expenses net of fee waivers, if any	1.73%I	1.77%	1.80%	1.85%	1.88%	1.93%
Expenses net of all reductions	1.71%I	1.77%	1.79%	1.85%	1.87%	1.93%
Net investment income (loss)	1.35%B,I	.61%	.44%	.43%C	.27%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,842	$8,813	$9,813	$10,703	$10,802	$8,956
Portfolio turnover rateJ	115%I	68%K	92%	90%	51%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.11	$18.94	$21.41	$18.76	$15.47	$16.51
Income from Investment Operations
Net investment income (loss)A	.25B	.35	.32	.31C	.24	.20
Net realized and unrealized gain (loss)	(2.76)	2.16	(1.46)	2.57	3.29	(1.03)
Total from investment operations	(2.51)	2.51	(1.14)	2.88	3.53	(.83)
Distributions from net investment income	(.11)	(.34)	(.29)	(.23)	(.24)	(.21)
Distributions from net realized gain	–	–	(1.03)	–	–	–
Total distributions	(.11)	(.34)	(1.33)D	(.23)	(.24)	(.21)
Net asset value, end of period	$18.49	$21.11	$18.94	$21.41	$18.76	$15.47
Total ReturnE,F	(11.91)%	13.24%	(5.20)%	15.39%	22.82%	(5.10)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.64%	.67%	.73%	.77%	.81%
Expenses net of fee waivers, if any	.61%I	.64%	.67%	.73%	.77%	.81%
Expenses net of all reductions	.60%I	.64%	.66%	.72%	.76%	.80%
Net investment income (loss)	2.46%B,I	1.74%	1.57%	1.56%C	1.38%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$342,904	$432,154	$806,342	$989,001	$703,722	$644,182
Portfolio turnover rateJ	115%I	68%K	92%	90%	51%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.10%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.19%.

 D Total distributions of $1.33 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $1.032 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.22	$18.82	$21.28	$18.66	$15.40	$16.44
Income from Investment Operations
Net investment income (loss)A	.25B	.34	.31	.30C	.23	.20
Net realized and unrealized gain (loss)	(2.77)	2.14	(1.45)	2.55	3.27	(1.04)
Total from investment operations	(2.52)	2.48	(1.14)	2.85	3.50	(.84)
Distributions from net investment income	(.12)	(.08)	(.29)	(.23)	(.24)	(.20)
Distributions from net realized gain	–	–	(1.03)	–	–	–
Total distributions	(.12)	(.08)	(1.32)	(.23)	(.24)	(.20)
Net asset value, end of period	$18.58	$21.22	$18.82	$21.28	$18.66	$15.40
Total ReturnD,E	(11.90)%	13.20%	(5.20)%	15.33%	22.72%	(5.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.67%	.69%	.76%	.84%	.82%
Expenses net of fee waivers, if any	.68%H	.66%	.69%	.76%	.84%	.82%
Expenses net of all reductions	.66%H	.66%	.68%	.75%	.84%	.81%
Net investment income (loss)	2.39%B,H	1.72%	1.55%	1.53%C	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$3,597	$9,450	$98,119	$118,319	$11,273	$6,164
Portfolio turnover rateI	115%H	68%J	92%	90%	51%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.03%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$20.97	$18.84	$21.30	$18.64
Income from Investment Operations
Net investment income (loss)B	.26C	.38	.34	.34D
Net realized and unrealized gain (loss)	(2.74)	2.14	(1.45)	2.57
Total from investment operations	(2.48)	2.52	(1.11)	2.91
Distributions from net investment income	(.11)	(.39)	(.32)	(.25)
Distributions from net realized gain	–	–	(1.03)	–
Total distributions	(.11)	(.39)	(1.35)	(.25)
Net asset value, end of period	$18.38	$20.97	$18.84	$21.30
Total ReturnE,F	(11.84)%	13.38%	(5.04)%	15.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.48%I	.52%	.55%	.60%
Expenses net of fee waivers, if any	.48%I	.52%	.55%	.60%
Expenses net of all reductions	.47%I	.51%	.54%	.59%
Net investment income (loss)	2.59%C,I	1.86%	1.70%	1.68%D
Supplemental Data
Net assets, end of period (000 omitted)	$14,307	$12,905	$858	$888
Portfolio turnover rateJ	115%I	68%K	92%	90%

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, redemptions in kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,994,892
Gross unrealized depreciation	(41,849,631)
Net unrealized appreciation (depreciation)	$(2,854,739)
Tax cost	$398,509,313

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	230,580,993	261,125,530

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25,787	$532
Class M	.25%	.25%	21,205	342
Class C	.75%	.25%	33,462	2,768
			$80,454	$3,642

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,650
Class M	581
Class C(a)	340
$6,571

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$22,658.22
Class M	11,268.27
Class C	9,405.28
Stock Selector Large Cap Value	302,280.17
Class I	8,435.24
Class Z	2,361.04
	$356,407

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Large Cap Value Fund	$6,171

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, shares of the Fidelity Stock Selector Large Cap Value were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Stock Selector Large Cap Value in-kind transactions, please refer to the Fidelity Stock Selector Large Cap Value prior annual shareholder report.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Stock Selector Large Cap Value Fund	$531

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $183. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30,397 for the period. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$16

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,020.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2020	Year ended January 31, 2020
Distributions to shareholders
Class A	$118,898	$376,526
Class M	46,938	124,103
Class C	36,453	73,576
Stock Selector Large Cap Value	2,137,087	6,974,541
Class I	50,965	38,278
Class Z	64,399	229,885
Total	$2,454,740	$7,816,909

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2020	Year ended January 31, 2020	Six months ended July 31, 2020	Year ended January 31, 2020
Class A
Shares sold	86,429	272,583	$1,477,901	$5,444,751
Reinvestment of distributions	6,070	16,942	112,425	356,457
Shares redeemed	(210,870)	(407,710)	(3,678,627)	(8,121,788)
Net increase (decrease)	(118,371)	(118,185)	$(2,088,301)	$(2,320,580)
Class M
Shares sold	25,170	52,572	$443,410	$1,061,174
Reinvestment of distributions	2,533	5,893	46,810	123,762
Shares redeemed	(76,753)	(69,435)	(1,335,712)	(1,393,986)
Net increase (decrease)	(49,050)	(10,970)	$(845,492)	$(209,050)
Class C
Shares sold	25,414	117,640	$441,562	$2,317,618
Reinvestment of distributions	2,011	3,552	36,327	72,960
Shares redeemed	(130,950)	(223,436)	(2,140,743)	(4,307,137)
Net increase (decrease)	(103,525)	(102,244)	$(1,662,854)	$(1,916,559)
Stock Selector Large Cap Value
Shares sold	857,016	3,286,805	$14,822,620	$65,276,805
Reinvestment of distributions	108,537	312,906	2,028,563	6,639,858
Shares redeemed	(2,890,157)	(25,706,426)(a)	(51,233,105)	(519,914,728)(a)
Net increase (decrease)	(1,924,604)	(22,106,715)	$(34,381,922)	$(447,998,065)
Class I
Shares sold	50,967	584,249	$841,020	$11,412,152
Reinvestment of distributions	1,310	871	24,599	18,584
Shares redeemed	(303,946)	(5,353,625)(a)	(5,363,833)	(107,597,098)(a)
Net increase (decrease)	(251,669)	(4,768,505)	$(4,498,214)	$(96,166,362)
Class Z
Shares sold	278,546	614,598	$4,827,097	$11,995,991
Reinvestment of distributions	3,419	10,810	63,453	227,875
Shares redeemed	(118,781)	(55,521)	(2,002,483)	(1,126,145)
Net increase (decrease)	163,184	569,887	$2,888,067	$11,097,721

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Stock Selector Large Cap Value Fund
Class A	.91%
Actual		$1,000.00	$879.50	$4.25
Hypothetical-C		$1,000.00	$1,020.34	$4.57
Class M	1.21%
Actual		$1,000.00	$878.10	$5.65
Hypothetical-C		$1,000.00	$1,018.85	$6.07
Class C	1.73%
Actual		$1,000.00	$876.10	$8.07
Hypothetical-C		$1,000.00	$1,016.26	$8.67
Stock Selector Large Cap Value	.61%
Actual		$1,000.00	$880.90	$2.85
Hypothetical-C		$1,000.00	$1,021.83	$3.07
Class I	.68%
Actual		$1,000.00	$881.00	$3.18
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Class Z	.48%
Actual		$1,000.00	$881.60	$2.25
Hypothetical-C		$1,000.00	$1,022.48	$2.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable..

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	20,677,600,881.166	98.531
Withheld	308,216,367.332	1.469
TOTAL	20,985,817,248.498	100.000
Donald F. Donahue
Affirmative	20,685,205,663.711	98.568
Withheld	300,611,584.787	1.432
TOTAL	20,985,817,248.498	100.000
Bettina Doulton
Affirmative	20,701,129,729.034	98.643
Withheld	284,687,519.464	1.357
TOTAL	20,985,817,248.498	100.000
Vicki L. Fuller
Affirmative	20,713,892,146.063	98.704
Withheld	271,925,102.435	1.296
TOTAL	20,985,817,248.498	100.000
Patricia L. Kampling
Affirmative	20,693,289,719.327	98.606
Withheld	292,527,529.171	1.394
TOTAL	20,985,817,248.498	100.000
Alan J. Lacy
Affirmative	20,659,591,158.873	98.445
Withheld	326,226,089.625	1.555
TOTAL	20,985,817,248.498	100.000
Ned C. Lautenbach
Affirmative	20,634,244,420.039	98.325
Withheld	351,572,828.459	1.675
TOTAL	20,985,817,248.498	100.000
Robert A. Lawrence
Affirmative	20,672,781,907.548	98.508
Withheld	313,035,340.950	1.492
TOTAL	20,985,817,248.498	100.000
Joseph Mauriello
Affirmative	20,652,465,304.654	98.412
Withheld	333,351,943.843	1.588
TOTAL	20,985,817,248.498	100.000
Cornelia M. Small
Affirmative	20,671,641,667.984	98.503
Withheld	314,175,580.514	1.497
TOTAL	20,985,817,248.498	100.000
Garnett A. Smith
Affirmative	20,655,644,270.628	98.427
Withheld	330,172,977.870	1.573
TOTAL	20,985,817,248.498	100.000
David M. Thomas
Affirmative	20,654,595,907.599	98.422
Withheld	331,221,340.899	1.578
TOTAL	20,985,817,248.498	100.000
Susan Tomasky
Affirmative	20,686,662,870.375	98.574
Withheld	299,154,378.123	1.426
TOTAL	20,985,817,248.498	100.000
Michael E. Wiley
Affirmative	20,662,847,882.871	98.461
Withheld	322,969,365.626	1.539
TOTAL	20,985,817,248.498	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	125,285,703.333	60.522
Against	44,817,009.108	21.650
Abstain	25,570,812.547	12.352
Broker Non-Vote	11,336,617.650	5.476
TOTAL	207,010,142.638	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

LCV-SANN-0920
1.900197.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 18, 2020